                                                        Semiannual Report
                                                        as of September 30, 1999




                                   Evergreen
                                        State Municipal Bond Funds



                 [LOGO OF EVERGREEN FUNDS] Evergreen Funds/SM/
                                                    SINCE 1932

                               Table of Contents

Letter to Shareholders ...................................................    1

Evergreen Connecticut Municipal
Bond Fund

   Fund at a Glance ......................................................    2

   Portfolio Manager Interview ...........................................    3

Evergreen New Jersey Municipal
Bond Fund

   Fund at a Glance ......................................................    4

   Portfolio Manager Interview ...........................................    5

Evergreen Pennsylvania Municipal
Bond Fund

   Fund at a Glance ......................................................    6

   Portfolio Manager Interview ...........................................    7

Financial Highlights

   Evergreen Connecticut Municipal
   Bond Fund .............................................................    8

   Evergreen New Jersey Municipal
   Bond Fund .............................................................   10

   Evergreen Pennsylvania Municipal
   Bond Fund .............................................................   12

Schedule of Investments

   Evergreen Connecticut Municipal
   Bond Fund .............................................................   14

   Evergreen New Jersey Municipal
   Bond Fund .............................................................   16

   Evergreen Pennsylvania Municipal
   Bond Fund .............................................................   21

Statements of Assets and Liabilities .....................................   29

Statements of Operations .................................................   30

Statements of Changes in Net Assets ......................................   31

Combined Notes to Financial
Statements ...............................................................   33



                               Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with over $70 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:    NOT FDIC INSURED    May lose value . Not bank guaranteed

                          Evergreen Distributor, Inc.
    Evergreen/SM/ is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                 November 1999

                                    [PHOTO]

                               William M. Ennis
                               President and CEO

We are pleased to provide the Evergreen State Municipal Bond Funds semiannual report, which covers the six-month period ended September 30, 1999.

Uncertainty over Interest Rates Influences the Markets

After the Federal Reserve Board lowered interest rates three times in 1998 in an attempt to insulate the U.S. economy from global economic turmoil, it reversed course halfway through 1999 and raised interest rates twice during the fiscal period because of concerns about an overheated U.S. economy. Amidst the volatility, the yield on the bellwether 30-year Treasury bond rose from a low of 4.72% in October of 1998 to 6.05% by September 30, 1999, the end of the fiscal period.

The Federal Reserve Bank's "tightening bias" leads many to anticipate further interest rate increases in order to stem even the slightest inflationary pressure. We believe that the economy is still fundamentally strong, and that inflation will stay contained, producing only moderate upward pressure on interest rates. We believe bonds are relatively attractive over the long term compared to other asset classes, particularly because "real" interest rates are high by historical standards.

Evergreen Funds is Ready for the Year 2000/1/

We have been addressing the Year 2000 challenge since February of 1996 and have committed the time, resources and people necessary to prepare for any ramifications from the millennium bug. Today, we are confident that our preparations will enable us to continue to deliver the high-quality Evergreen products and services on which our shareholders rely. In addition, Evergreen portfolio managers have placed great emphasis on monitoring portfolios for Y2K readiness.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should make it simple for you to choose the most appropriate for your portfolio.

We would like to thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

/1/ The information above constitutes Year 2000 readiness disclosure.

                                    EVERGREEN
                         Connecticut Municipal Bond Fund
                   Fund at a Glance as of September 30, 1999


                                    Portfolio
                                 Characteristics
                                 ---------------

Total Net Assets                                                   $74,483,532
--------------------------------------------------------------------------------
Average Credit Quality                                                      AA
--------------------------------------------------------------------------------
Average Maturity                                                    10.8 years
--------------------------------------------------------------------------------
Average Duration                                                     7.2 years
--------------------------------------------------------------------------------

                          CURRENT INVESTMENT STYLE/1/

                                   [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Class Y prior to its inception is based on the Fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the 1940 Act and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. For Classes A and B prior to their inception, the historical performance shown is based on the performance of Class Y and has not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25% and for Class B are 1.00%. If these fees had been reflected, returns for Classes A and B would have been lower. Performance for the common trust fund has been adjusted to include the effect of estimated mutual fund class gross expense ratios at the time the Fund was converted to a mutual fund. If fee waivers and expense reimbursements had been calculated into the mutual fund class expense ratio, the total returns would be as follows: Class A - 3 year = 2.35%, 5 year = 3.73%, 10 year = 4.59% and since 01/31/81 = 6.21%; Class B - 3 year = 2.34%, 5 year = 3.62%, 10 year = 4.32% and since 01/31/81 = 5.70%; Class Y - 3 year = 4.30%, 5 year = 5.00%, 10 year =
5.36% and since 01/31/81 = 6.75%.

                          PERFORMANCE AND RETURNS/2/

Portfolio Inception Date: 1/31/1981        Class A    Class B   Class Y
Class Inception Date                      12/30/1997  1/9/1998 11/24/1997
--------------------------------------------------------------------------------
Average Annual Returns*
--------------------------------------------------------------------------------
6 months with sales charge                  -7.50%     -7.98%      n/a
--------------------------------------------------------------------------------
6 months w/o sales charge                   -2.86%     -3.23%    -2.74%
--------------------------------------------------------------------------------
1 year with sales charge                    -7.11%     -7.80%      n/a
--------------------------------------------------------------------------------
1 year w/o sales charge                     -2.43%     -3.16%    -2.18%
--------------------------------------------------------------------------------
3 years                                      2.25%      2.23%     4.19%
--------------------------------------------------------------------------------
5 years                                      3.56%      3.44%     4.82%
--------------------------------------------------------------------------------
10 years                                     4.36%      4.09%     5.13%
--------------------------------------------------------------------------------
Since Portfolio Inception                    5.96%      5.44%     6.50%
--------------------------------------------------------------------------------
Maximum Sales Charge                         4.75%      5.00%     1.00%
                                           Front-End     CDSC     CDSC
--------------------------------------------------------------------------------
30-day SEC Yield                             3.88%      3.32%     4.33%
--------------------------------------------------------------------------------
Taxable Equivalent Yield**                   6.42%      5.50%     7.17%
--------------------------------------------------------------------------------
6-month distributions per share             $0.13      $0.11     $0.14
--------------------------------------------------------------------------------

 * Adjusted for maximum applicable sales charges unless noted.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

                                LONG TERM GROWTH

                                    [GRAPH]

            Lehman Brothers     Consumer Price      Evergreen Connecticut
              Municipals          Index - US              Muni Bond A
31-Dec-97       10,000              10,000                   9,524
30-Jun-98       10,268              10,105                   9,712
31-Dec-98       10,648              10,161                  10,051
30-Jun-99       10,558              10,304                   9,842
30-Sep-99       10,511              10,384                   9,799

Comparison of a $10,000 investment in Evergreen Connecticut Municipal Bond Fund, Class A shares/2/, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The LBMBI is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990 and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives, and certificates of participation are excluded.

                                    EVERGREEN
                         Connecticut Municipal Bond Fund
                           Portfolio Manager Interview


                                    Portfolio
                                   Management
--------------------------------------------------------------------------------

                                    [PHOTO]

                                 Jocelyn Turner
                              Tenure: November 1997


For the six-month period ended September 30, 1999 the Evergreen Connecticut Municipal Bond Class A shares posted a -2.86% total return, unadjusted for any sales charges, compared to the -2.16% return from the Lehman Brothers Municipal Bond Index. The average Connecticut Municipal Bond Fund lost 2.43% according to Lipper, Inc., an independent fund tracking company. Within the portfolio, we continued to focus on the Fund's yield-oriented strategy throughout the period, an approach we feel continues to provide our shareholders a higher degree of price stability. Early in the period we sold some non-callable and zero-coupon bonds--securities that are typically more volatile--and selectively added more stable, high-yielding securities. Our strategy to reduce duration from 8.1 years to 7.2 years in the six months also had a positive impact on performance as interest rates rose during this period.

                              PORTFOLIO COMPOSITION

(based on 9/30/1999 portfolio assets)

                                    [CHART]

                       General Obligation-State -- 28.3%
                       Hospital/Healthcare -- 22.1%
                       Water & Sewer -- 11.9%
                       Housing -- 6.4%
                       Transportation -- 6.3%
                       Utility -- 6.1%
                       Sales Tax -- 4.6%
                       Education -- 3.8%
                       Other -- 10.5%

                               PORTFOLIO QUALITY

(based on 9/30/1999 portfolio assets)

                                    [CHART]

                                 AAA -- 56.0%
                                 AA -- 29.5%
                                 A -- 5.7%
                                 BBB -- 8.8%

                                    EVERGREEN
                         New Jersey Municipal Bond Fund
                    Fund at a Glance as of September 30, 1999


                                    Portfolio
                                 Characteristics
                                 ---------------

Total Net Assets                                                   $224,945,671
--------------------------------------------------------------------------------
Average Credit Quality                                                       AA
--------------------------------------------------------------------------------
Average Maturity                                                     11.7 years
--------------------------------------------------------------------------------
Average Duration                                                      7.6 years
--------------------------------------------------------------------------------

                          CURRENT INVESTMENT STYLE/1/

                                   [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25% and for Class B are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher.

/3/ Source: Lipper Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending 9/30/1999, the Fund's Class A shares ranked 10 out of 32 New Jersey Municipal Debt funds tracked by Lipper. For the 3-year period ending 9/30/1999, the Fund's Class B and Y shares ranked 38 and 12, respectively, out of 42 New Jersey Municipal Debt funds tracked by Lipper. Past performance is no guarantee of future results.

                            PERFORMANCE AND RETURNS/2/

Portfolio Inception Date: 7/16/1991        Class A     Class B     Class Y
Class Inception Date                      7/16/1991   1/30/1996   2/8/1996
--------------------------------------------------------------------------------
Average Annual Returns*
--------------------------------------------------------------------------------
6 months with sales charge                 -7.09%      -7.63%        n/a
--------------------------------------------------------------------------------
6 months w/o sales charge                  -2.43%      -2.86%      -2.37%
--------------------------------------------------------------------------------
1 year with sales charge                   -6.62%      -7.49%        n/a
--------------------------------------------------------------------------------
1 year w/o sales charge                    -1.96%      -2.83%      -1.86%
--------------------------------------------------------------------------------
3 years                                     3.00%       2.82%       4.78%
--------------------------------------------------------------------------------
5 years                                     4.89%       4.93%       5.99%
--------------------------------------------------------------------------------
Since Portfolio Inception                   5.69%       5.91%       6.36%
--------------------------------------------------------------------------------
Maximum Sales Charge                        4.75%       5.00%        n/a
                                          Front-End     CDSC
--------------------------------------------------------------------------------
30-day SEC Yield                            4.52%       3.83%       4.84%
--------------------------------------------------------------------------------
Taxable Equivalent Yield**                  7.48%       6.34%       8.01%
--------------------------------------------------------------------------------
6-month distributions per share            $0.25       $0.20       $0.26
--------------------------------------------------------------------------------
Lipper Ranking out of 59 New Jersey
  Municipal Debt Funds/3/
  (for the six-month period ended 9/30/1999)  12          25          10
--------------------------------------------------------------------------------
 * Adjusted for maximum applicable sales charge unless noted.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

                                LONG TERM GROWTH

                                    [GRAPH]

            Lehman Brothers    Consumer Price    Evergreen NJ
              Municipals        Index - US          MUNI A
31-Jul-91       10,000            10,000             9,524
30-Sep-91       10,264            10,073             9,734
30-Sep-92       11,337            10,374            10,716
30-Sep-93       12,781            10,653            12,163
30-Sep-94       12,469            10,969            11,772
30-Sep-95       13,864            11,248            12,963
30-Sep-96       14,702            11,586            13,687
30-Sep-97       16,027            11,836            14,685
30-Sep-98       17,424            12,012            16,014
30-Sep-99       17,303            12,298            15,701

Comparison of a $10,000 investment in Evergreen New Jersey Municipal Bond Fund, Class A shares/2/, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged index which does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The LBMBI is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990 and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives, and certificates of participation are excluded.

                                    EVERGREEN
                         New Jersey Municipal Bond Fund
                           Portfolio Manager Interview


                                    Portfolio
                                   Management
--------------------------------------------------------------------------------

                                    [PHOTO]

                                 Jocelyn Turner
                              Tenure: November 1992

The Evergreen New Jersey Municipal Bond Fund, Class A shares posted a -2.43% total return for the six-month period ended September 30, 1999, unadjusted for any sales charges, compared to a -2.16% return for the Lehman Brothers Municipal Bond Index. For the past year, the Fund's Class A Shares had a -1.96% total return, unadjusted for any sales charges, which outpaced the -2.53% average return of all New Jersey municipal bond funds tracked by Lipper Inc., an independent mutual fund rating company. Our duration strategy had a positive impact on performance, with duration reduced from 8.3 years to 7.6 years during the six months. This reduced stance enhanced total return as interest rates climbed higher in the period. In addition, adjustments made to the portfolio continued to focus on the Fund's yield-oriented strategy, an approach we feel continues to provide our shareholders a higher degree of price stability. Consistent with this strategy, non-callable and zero-coupon bonds were sold and replaced with more stable, high-yielding securities.

                              PORTFOLIO COMPOSITION

(based on 9/30/1999 portfolio assets)

                                    [CHART]

                       General Obligation-State -- 23.5%
                       Hospital/Healthcare -- 14.5%
                       Water & Sewer -- 11.8%
                       Prerefunded/Escrowed -- 10.7%
                       Transportation -- 9.5%
                       Port Authority -- 8.4%
                       Housing -- 4.2%
                       Lease Revenue -- 2.8%
                       Education -- 2.6%
                       Other -- 12.0%

                               PORTFOLIO QUALITY

(based on 9/30/1999 portfolio assets)

                                    [CHART]

                                 AAA -- 60.4%
                                 AA -- 24.6%
                                 A -- 5.0%
                                 BBB -- 4.8%
                                 BB -- 1.4%
                                 Not Rated -- 3.8%

                                    EVERGREEN
                        Pennsylvania Municipal Bond Fund
                    Fund at a Glance as of September 30, 1999


                                    Portfolio
                                 Characteristics
                                 ---------------

Total Net Assets                                                    $908,894,735
Average Credit Quality                                                        AA
Average Maturity                                                      11.1 years
Average Duration                                                       7.4 years


                          CURRENT INVESTMENT STYLE/1/

                                   [GRAPHIC]

Morningstar's Style Box is based on a portfolio date as of 9/30/1999.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1999 Morningstar, Inc.

/2/ Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.

Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

/3/ Source: Lipper Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ending 9/30/1999, Class A, B and C shares ranked 19, 33 and 33 out of 43 Pennsylvania Municipal Debt funds. For the 3-year period ending 9/30/1999, the Fund's Class A, B and C shares ranked 7, 31 and 31 out of 51 Pennsylvania Municipal Debt funds tracked by Lipper. Past performance is no guarantee of future results.

                          PERFORMANCE AND RETURNS/2/

Portfolio Inception Date: 12/27/1990   Class A    Class B   Class C    Class Y
Class Inception Date                  12/27/1990  2/1/1993  2/1/1993  11/24/1997
--------------------------------------------------------------------------------
Average Annual Returns*
--------------------------------------------------------------------------------
6 months with sales charge              -7.24%    -7.64%     -3.82%     n/a
--------------------------------------------------------------------------------
6 months w/o sales charge               -2.63%    -2.88%     -2.87%   -2.51%
--------------------------------------------------------------------------------
1 year with sales charge                -6.49%    -7.07%     -3.34%     n/a
--------------------------------------------------------------------------------
1 year w/o sales charge                 -1.79%    -2.43%     -2.41%   -1.55%
--------------------------------------------------------------------------------
3 years                                  3.26%     3.31%      4.23%    5.13%
--------------------------------------------------------------------------------
5 years                                  4.83%     4.79%      5.12%    5.96%
--------------------------------------------------------------------------------
Since Portfolio Inception                6.52%     6.51%      6.51%    7.17%
--------------------------------------------------------------------------------
Maximum Sales Charge                     4.75%     5.00%      1.00%     n/a
                                       Front-End   CDSC       CDSC
--------------------------------------------------------------------------------
30-day SEC Yield                         4.54%     4.01%      4.01%    5.01%
--------------------------------------------------------------------------------
Taxable Equivalent Yield **              7.52%     6.64%      6.64%    8.29%
--------------------------------------------------------------------------------
6-month distributions per share         $0.27     $0.22      $0.22    $0.28
--------------------------------------------------------------------------------
Lipper Ranking out of 60 Pennsylvania
   Municipal Debt Funds/3/
   (for the six-month period
   ended 9/30/1999)                         8        12         11        6
--------------------------------------------------------------------------------
 * Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

                                LONG TERM GROWTH

                                    [GRAPH]

           Lehman Brothers     Consumer Price     Evergreen PA
             Municipals          Index - US          MUNI A
31-Dec-90      10,000              10,000             9,524
30-Sep-91      10,850              10,254            10,434
30-Sep-92      11,985              10,561            11,607
30-Sep-93      13,512              10,845            13,367
30-Sep-94      13,182              11,166            12,811
30-Sep-95      14,656              11,450            13,938
30-Sep-96      15,542              11,794            14,725
30-Sep-97      16,943              12,048            16,064
30-Sep-98      18,419              12,227            17,340
30-Sep-99      18,292              12,519            17,029

Comparison of a $10,000 investment in Evergreen Pennsylvania Municipal Bond Fund, Class A shares/2/, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The LBMBI is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990 and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives, and certificates of participation are excluded.

                                    EVERGREEN
                        Pennsylvania Municipal Bond Fund
                           Portfolio Manager Interview


                                    Portfolio
                                   Management
--------------------------------------------------------------------------------

                                    [PHOTO]

                                 Jocelyn Turner
                              Tenure: November 1997

Amid a rising interest rate environment, the Evergreen Pennsylvania Municipal Bond Fund, Class A shares posted a -2.63% total return for the six-month period ended September 30, 1999, unadjusted for any sales charges, compared to a -2.16% return from the Lehman Brothers Municipal Bond Index. Over the past year, the Fund's Class A shares had a -1.79% return, unadjusted for any sales charges, which ranked in the top 15% of all Pennsylvania municipal bond funds tracked by Lipper Inc., an independent mutual fund rating company. Performance was due, in part, to a favorable duration stance. Duration was reduced rather significantly from 8.8 years to 7.4 years during the six months and positively impacted performance as interest rates rose. Within the portfolio, we continued to focus on the Fund's yield-oriented strategy throughout the period; an approach we feel continues to provide our shareholders a higher degree of price stability. Higher-volatility issues such as zero-coupon bonds were sold and replaced with higher-yielding, more stable securities.

                             PORTFOLIO COMPOSITION

(based on 9/30/1999 portfolio assets)

                                    [CHART]

                       Hospital/Healthcare -- 24.2%
                       Prerefunded/Escrowed -- 19.7%
                       Education -- 13.7%
                       Industrial Development -- 7.1%
                       General Obligation-Local -- 6.6%
                       General Obligation-State -- 6.6%
                       Water & Sewer -- 5.5%
                       Housing -- 3.9%
                       Transportation -- 3.6%
                       Other -- 9.1%

                                PORTFOLIO QUALITY

(based on 9/30/1999 portfolio assets)

                                    [CHART]

                                 AAA -- 61.7%
                                 AA -- 17.4%
                                 A -- 9.4%
                                 BBB -- 7.4%
                                 Not Rated -- 4.1%

                                   EVERGREEN
                        Connecticut Municipal Bond Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                     Six Months Ended    Year Ended March 31,
                                    September 30, 1999 ------------------------
                                       (Unaudited)       1999       1998 (a)
 CLASS A SHARES
 Net asset value, beginning of
  period                                  $ 6.38       $     6.38   $    6.40
                                          ------       ----------   ---------

 Income from investment operations

 Net investment income                      0.13             0.26        0.07

 Net realized and unrealized gains
  or losses on securities                  (0.31)            0.06       (0.02)
                                          ------       ----------   ---------

 Total from investment operations          (0.18)            0.32        0.05
                                          ------       ----------   ---------

 Less distributions to
  shareholders from

 Net investment income                     (0.13)           (0.26)      (0.07)

 Net realized gains                            0            (0.06)          0
                                          ------       ----------   ---------

 Total distributions to
  shareholders                             (0.13)           (0.32)      (0.07)
                                          ------       ----------   ---------

 Net asset value, end of period           $ 6.07       $     6.38   $    6.38
                                          ------       ----------   ---------


 Total return*                             (2.86%)           5.14%       0.77%

 Ratios and supplemental data

 Net assets, end of period
  (thousands)                             $  816       $      570   $     146

 Ratios to average net assets
  Expenses#                                 0.86%+           0.84%       0.86%+

  Net investment income                     4.11%+           4.04%       4.38%+

 Portfolio turnover rate                      38%              42%         17%


                                     Six Months Ended  Year Ended March 31,
                                    September 30, 1999 ------------------------
                                       (Unaudited)       1999       1998 (b)
 CLASS B SHARES
 Net asset value, beginning of
  period                                  $ 6.38       $     6.38   $    6.44
                                          ------       ----------   ---------

 Income from investment operations

 Net investment income                      0.11             0.21        0.05

 Net realized and unrealized gains
  or losses on securities                  (0.31)            0.06       (0.06)
                                          ------       ----------   ---------

 Total from investment operations          (0.20)            0.27       (0.01)
                                          ------       ----------   ---------

 Less distributions to
  shareholders from

 Net investment income                     (0.11)           (0.21)      (0.05)

 Net realized gains                            0            (0.06)          0
                                          ------       ----------   ---------
 Total distributions to
  shareholders                             (0.11)           (0.27)      (0.05)
                                          ------       ----------   ---------

 Net asset value, end of period           $ 6.07       $     6.38   $    6.38
                                          ------       ----------   ---------



 Total return*                             (3.23%)           4.35%      (0.21%)

 Ratios and supplemental data

 Net assets, end of period
  (thousands)                             $1,507       $    1,180   $     331

 Ratios to average net assets
  Expenses#                                 1.60%+           1.58%       1.61%+

  Net investment income                     3.31%+           3.25%       3.36%+

 Portfolio turnover rate                      38%              42%         17%

(a) For the period from December 30, 1997 (commencement of class operations) to March 31, 1998.
(b) For the period from January 9, 1998 (commencement of class operations) to March 31, 1998.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                     Six Months Ended    Year Ended March 31,
                                    September 30, 1999 ------------------------
                                       (Unaudited)       1999       1998 (a)
 CLASS Y SHARES
 Net asset value, beginning of
  period                                 $  6.38       $     6.37  $     6.32
                                         -------       ----------  ----------

 Income from investment operations

 Net investment income                      0.14             0.28        0.10

 Net realized and unrealized gains
  or losses on securities                  (0.31)            0.07        0.05
                                         -------       ----------  ----------

 Total from investment operations          (0.17)            0.35        0.15
                                         -------       ----------  ----------

 Less distributions to
  shareholders from

 Net investment income                     (0.14)           (0.28)      (0.10)

 Net realized gains                            0            (0.06)          0
                                         -------       ----------  ----------

 Total distributions to
  shareholders                             (0.14)           (0.34)      (0.10)
                                         -------       ----------  ----------
 Net asset value, end of period          $  6.07       $     6.38  $     6.37
                                         -------       ----------  ----------


 Total return                              (2.74%)           5.56%       2.39%

 Ratios and supplemental data

 Net assets, end of period
  (thousands)                            $72,160       $   73,890  $   67,675

 Ratios to average net assets
  Expenses#                                 0.60%+           0.58%       0.61%+

  Net investment income                     4.34%+           4.33%       4.50%+

 Portfolio turnover rate                      38%              42%         17%

(a) For the period from November 24, 1997 (commencement of class operations) to March 31, 1998.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                           Six Months Ended    Year Ended March 31,                           Year Ended February 28,
                          September 30, 1999 --------------------------      Period Ended     ------------------------
                             (Unaudited)      1999     1998    1997 (a)   August 31, 1996 (b)    1996         1995
 CLASS A SHARES
 Net asset value,
  beginning of period          $ 11.16       $ 11.11  $ 10.74  $ 10.75          $ 11.01       $     10.53  $     10.99
                               -------       -------  -------  -------          -------       -----------  -----------

 Income from investment
  operations

 Net investment income            0.25          0.51     0.53     0.31             0.28              0.56         0.57

 Net realized and
  unrealized gains or
  losses on securities           (0.52)         0.11     0.46    (0.01)           (0.26)             0.48        (0.46)
                               -------       -------  -------  -------          -------       -----------  -----------

 Total from investment
  operations                     (0.27)         0.62     0.99     0.30             0.02              1.04         0.11
                               -------       -------  -------  -------          -------       -----------  -----------

 Less distributions to
  shareholders from

 Net investment income           (0.25)        (0.51)   (0.53)   (0.31)           (0.28)            (0.56)       (0.57

 Net realized gains                  0         (0.06)   (0.09)       0                0                 0            0
                               -------       -------  -------  -------          -------       -----------  -----------

 Total distributions to
  shareholders                   (0.25)        (0.57)   (0.62)   (0.31)           (0.28)            (0.56)       (0.57)
                               -------       -------  -------  -------          -------       -----------  -----------

 Net asset value, end of
  period                       $ 10.64       $ 11.16  $ 11.11  $ 10.74          $ 10.75       $     11.01  $     10.53
                               -------       -------  -------  -------          -------       -----------  -----------

 Total return*                   (2.43%)        5.66%    9.34%    2.83%            0.19%            10.08%        1.41%

 Ratios and supplemental
  data

 Net assets, end of
  period (thousands)           $29,965       $33,657  $31,614  $31,434          $32,377       $    41,762  $    34,852

 Ratios to average net
  assets
  Expenses#                       0.54%+        0.50%    0.50%    0.44%+           0.34%+            0.36%        0.25%

  Net investment income           4.59%+        4.52%    4.77%    5.02%+           5.08%+            5.15%        5.52%

 Portfolio turnover rate            17%           40%      37%      15%               0%                4%           8%


                           Six Months Ended    Year Ended March 31,
                          September 30, 1999 --------------------------     Period Ended         Period Ended
                             (Unaudited)      1999     1998    1997 (a)  August 31, 1996 (b) February 29, 1996 (c)
 CLASS B SHARES
 Net asset value,
  beginning of period          $ 11.16       $ 11.11  $ 10.74   $10.75         $11.01               $11.08
                               -------       -------  -------   ------         ------               ------

 Income from investment
  operations

 Net investment income            0.20          0.40     0.43     0.25           0.24                 0.05

 Net realized and
  unrealized gains or
  losses on securities           (0.52)         0.11     0.46        0          (0.26)               (0.07)
                               -------       -------  -------   ------         ------               ------

 Total from investment
  operations                     (0.32)         0.51     0.89     0.25          (0.02)               (0.02)
                               -------       -------  -------   ------         ------               ------

 Less distributions to
  shareholders from

 Net investment income           (0.20)        (0.40)   (0.43)   (0.26)         (0.24)               (0.05)

 Net realized gains                  0         (0.06)   (0.09)       0              0                    0
                               -------       -------  -------   ------         ------               ------

 Total distributions to
  shareholders                   (0.20)        (0.46)   (0.52)   (0.26)         (0.24)               (0.05)
                               -------       -------  -------   ------         ------               ------
 Net asset value, end of
  period                       $ 10.64       $ 11.16  $ 11.11   $10.74         $10.75               $11.01
                               -------       -------  -------   ------         ------               ------


 Total return*                   (2.86%)        4.71%    8.35%    2.29%         (0.20%)             (0.22%)

 Ratios and supplemental
  data

 Net assets, end of
  period (thousands)           $20,852       $20,199  $13,645   $7,847         $2,709               $  186

 Ratios to average net
  assets
  Expenses#                       1.45%+        1.41%    1.41%    1.36%+         1.28%+               0.31%+

  Net investment income           3.67%+        3.59%    3.85%    4.07%+         4.14%+               5.23%+

 Portfolio turnover rate            17%           40%      37%      15%             0%                   4%

(a) For the seven months ended March 31, 1997. The Fund changed its fiscal year end from August 31 to March 31, effective March 31, 1997.
(b) For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 1996.
(c) For the period from January 30, 1996 (commencement of class operations) to February 29, 1996.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                           Six Months Ended     Year Ended March 31,
                          September 30, 1999 ----------------------------     Period Ended         Period Ended
                             (Unaudited)       1999      1998    1997 (a)  August 31, 1996 (b) February 29, 1996 (c)
 CLASS Y SHARES
 Net asset value,
  beginning of period          $  11.16      $  11.11  $  10.74   $10.75         $11.01               $11.14
                               --------      --------  --------   ------         ------               ------

 Income from investment
  operations

 Net investment income             0.26          0.52      0.54     0.32           0.28                 0.03

 Net realized and
  unrealized gains or
  losses on securities            (0.52)         0.11      0.46    (0.01)         (0.26)               (0.13)
                               --------      --------  --------   ------         ------               ------

 Total from investment
  operations                      (0.26)         0.63      1.00     0.31           0.02                (0.10)
                               --------      --------  --------   ------         ------               ------

 Less distributions to
  shareholders from

 Net investment income            (0.26)        (0.52)    (0.54)   (0.32)         (0.28)               (0.03)

 Net realized gains                   0         (0.06)    (0.09)       0              0                    0
                               --------      --------  --------   ------         ------               ------

 Total distributions to
  shareholders                    (0.26)        (0.58)    (0.63)   (0.32)         (0.28)               (0.03)
                               --------      --------  --------   ------         ------               ------

 Net asset value, end of
  period                       $  10.64      $  11.16  $  11.11   $10.74         $10.75               $11.01
                               --------      --------  --------   ------         ------               ------

 Total return                     (2.37%)        5.76%     9.44%    2.88%          0.20%               (0.87%)

 Ratios and supplemental
  data

 Net assets, end of
  period (thousands)           $174,128      $123,419  $105,331   $9,436         $9,076               $   18

 Ratios to average net
  assets
  Expenses#                        0.45%+        0.41%     0.41%    0.36%+         0.31%+               0.31%+

  Net investment income            4.68%+        4.61%     4.79%    5.08%+         5.12%+               5.28%+

 Portfolio turnover rate             17%           40%       37%      15%             0%                   4%

(a) For the seven months ended March 31, 1997. The Fund changed its fiscal year end from August 31 to March 31, effective March 31, 1997.
(b) For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 1996.
(c) For the period from February 8, 1996 (commencement of class operations) to February 29, 1996.
+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                           Six Months Ended           Year Ended March 31,
                          September 30, 1999 -------------------------------------------
                             (Unaudited)      1999     1998     1997     1996     1995
 CLASS A SHARES
 Net asset value,
  beginning of period          $ 11.66       $ 11.70  $ 11.14  $ 11.15  $ 10.91  $ 11.01
                               -------       -------  -------  -------  -------  -------

 Income from investment
  operations

 Net investment income            0.26          0.51     0.55     0.59     0.60     0.61

 Net realized and
  unrealized gains or
  losses on securities           (0.56)         0.10     0.55    (0.01)    0.23    (0.09)
                               -------       -------  -------  -------  -------  -------
 Total from investment
  operations                     (0.30)         0.61     1.10     0.58     0.83     0.52
                               -------       -------  -------  -------  -------  -------


 Less distributions to
  shareholders from
 Net investment income           (0.27)        (0.51)   (0.54)   (0.59)   (0.59)   (0.62)
 Net realized gains                  0         (0.14)       0        0        0        0
                               -------       -------  -------  -------  -------  -------


 Total distributions to
  shareholders                   (0.27)        (0.65)   (0.54)   (0.59)   (0.59)   (0.62)
                               -------       -------  -------  -------  -------  -------

 Net asset value, end of
  period                       $ 11.09       $ 11.66  $ 11.70  $ 11.14  $ 11.15  $ 10.91
                               -------       -------  -------  -------  -------  -------


 Total return*                   (2.63%)        5.36%   10.02%    5.30%    7.66%    4.91%

 Ratios and supplemental
  data

 Net assets, end of
  period (thousands)           $33,023       $28,646  $24,119  $24,535  $28,710  $30,450

 Ratios to average net
  assets
  Expenses#                       0.76%+        0.82%    0.76%    0.76%    0.76%    0.75%

  Net investment income           4.65%+        4.36%    4.79%    5.26%    5.29%    5.65%

 Portfolio turnover rate             7%           69%      54%      84%      55%      97%

                           Six Months Ended           Year Ended March 31,
                          September 30, 1999 -------------------------------------------
                             (Unaudited)      1999     1998     1997     1996     1995
 CLASS B SHARES
 Net asset value,
  beginning of period          $ 11.52       $ 11.55  $ 10.99  $ 11.00  $ 10.81  $ 10.98
                               -------       -------  -------  -------  -------  -------
 Income from investment
  operations

 Net investment income            0.22          0.42     0.46     0.49     0.51     0.54

 Net realized and
  unrealized gains or
  losses on securities           (0.55)         0.11     0.54    (0.01)    0.22    (0.10)
                               -------       -------  -------  -------  -------  -------

 Total from investment
  operations                     (0.33)         0.53     1.00     0.48     0.73     0.44
                               -------       -------  -------  -------  -------  -------
Less distributions to
  shareholders from

 Net investment income           (0.22)        (0.42)   (0.44)   (0.49)   (0.54)   (0.61)

 Net realized gains                  0         (0.14)       0        0        0        0
                               -------       -------  -------  -------  -------  -------

 Total distributions to
  shareholders                   (0.22)        (0.56)   (0.44)   (0.49)   (0.54)   (0.61)
                               -------       -------  -------  -------  -------  -------
 Net asset value, end of
  period                       $ 10.97       $ 11.52  $ 11.55  $ 10.99  $ 11.00  $ 10.81
                               -------       -------  -------  -------  -------  -------

 Total return*                   (2.88%)        4.68%    9.27%    4.50%    6.84%    4.15%

 Ratios and supplemental
  data

 Net assets, end of
  period (thousands)           $36,369       $37,823  $37,036  $37,215  $37,719  $30,657

 Ratios to average net
  assets
  Expenses#                       1.51%+        1.58%    1.52%    1.51%    1.48%    1.50%

  Net investment income           3.89%+        3.60%    4.04%    4.50%    4.55%    4.89%

 Portfolio turnover rate             7%           69%      54%      84%      55%      97%

* Excluding applicable sales charges.
+ Annualized.
# The ratio of expenses to average net assets excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Pennsylvania Municipal Bond Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                           Six Months Ended         Year Ended March 31,
                          September 30, 1999 --------------------------------------
                             (Unaudited)      1999    1998    1997    1996    1995
 CLASS C SHARES
 Net asset value,
  beginning of period           $11.55       $11.59  $11.02  $11.03  $10.83  $11.00
                                ------       ------  ------  ------  ------  ------

 Income from investment
  operations

 Net investment income            0.22         0.42    0.45    0.47    0.51    0.53

 Net realized and
  unrealized gains or
  losses on securities           (0.55)        0.10    0.57    0.01    0.23   (0.10)
                                ------       ------  ------  ------  ------  ------
 Total from investment
  operations                     (0.33)        0.52    1.02    0.48    0.74    0.43
                                ------       ------  ------  ------  ------  ------


 Less distributions to
  shareholders from

 Net investment income           (0.22)       (0.42)  (0.45)  (0.49)  (0.54)  (0.60)

 Net realized gains                  0        (0.14)      0       0       0       0
                                ------       ------  ------  ------  ------  ------

 Total distributions to
  shareholders                   (0.22)       (0.56)  (0.45)  (0.49)  (0.54)  (0.60)
                                ------       ------  ------  ------  ------  ------

 Net asset value, end of
  period                        $11.00       $11.55  $11.59  $11.02  $11.03  $10.83
                                ------       ------  ------  ------  ------  ------

 Total return*                   (2.87%)       4.59%   9.34%   4.49%   6.92%   4.05%

 Ratios and supplemental
  data

 Net assets, end of
  period (thousands)            $6,632       $6,945  $6,414  $6,830  $9,675  $9,559

 Ratios to average net
  assets
  Expenses#                       1.51%+       1.58%   1.52%   1.51%   1.48%   1.50%

  Net investment income           3.89%+       3.60%   4.05%   4.52%   4.57%   4.90%

 Portfolio turnover rate             7%          69%     54%     84%     55%     97%



                                         Six Months Ended  Year Ended March 31,
                                        September 30, 1999 --------------------
                                           (Unaudited)       1999    1998 (a)
 CLASS Y SHARES
 Net asset value, beginning of period        $  11.66      $  11.70  $  11.60
                                             --------      --------  --------

 Income from investment operations

 Net investment income                           0.28          0.54      0.19

 Net realized and unrealized gains or
  losses on securities                          (0.57)         0.10      0.10
                                             --------      --------  --------

 Total from investment operations               (0.29)         0.64      0.29
                                             --------      --------  --------

 Less distributions to shareholders
  from

 Net investment income                          (0.28)        (0.54)    (0.19)

 Net realized gains                                 0         (0.14)        0
                                             --------      --------  --------

 Total distributions to shareholders            (0.28)        (0.68)    (0.19)
                                             --------      --------  --------

 Net asset value, end of period              $  11.09      $  11.66  $  11.70
                                             --------      --------  --------

 Total return                                   (2.51%)        5.63%     2.54%

 Ratios and supplemental data

 Net assets, end of period (thousands)       $832,871      $181,919  $152,960

 Ratios to average net assets
  Expenses#                                      0.50%+        0.57%     0.59%+

  Net investment income                          4.98%+        4.61%     4.75%+

 Portfolio turnover rate                            7%           69%       54%

(a) For the period from November 24, 1997 (commencement of class operations) to March 31, 1998.
*   Excluding applicable sales charges.
+   Annualized.
#   The ratio of expenses to average net assets excludes fee credits.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund
                            Schedule of Investments
                         September 30, 1999 (Unaudited)

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - 89.3%
            Connecticut - 70.4%
            Bristol, CT GO:
 $  130,000 5.00%, 6/15/2005                                        $   133,034
    355,000 5.25%, 6/15/2008                                            366,492
    275,000 Cheshire, CT GO,
             5.75%, 8/15/2009                                           286,858
            Connecticut Clean Wtr. Fund RB:
  1,000,000 5.13%, 9/1/2014                                             973,120
  1,000,000 5.13%, 9/1/2015                                             963,700
  2,675,000 5.25%, 7/15/2014                                          2,626,235
  2,000,000 Connecticut Dev. Auth. PCRB,
             United Illuminating,
             4.35%, 6/1/2026                                          1,949,000
            Connecticut Dev. Auth. RB:
            Church Homes, Inc. Proj.:
    710,000 4.80%, 4/1/2001                                             709,290
    425,000 4.90%, 4/1/2002                                             424,503
  1,000,000 5.80%, 4/1/2021                                             923,870
  1,500,000 Life Care Fac., Seabury Proj.,
            5.00%, 9/1/2021                                           1,315,035
    890,000 Connecticut Dev. Auth. Spl. Obl. RB, State General
             Fund, Ser. A, (FGIC), 5.50%, 5/1/2008                      926,383
  1,000,000 Connecticut Dev. Auth., Wtr. Facs. RB, Bridgeport
             Hydraulic Corp.,
             6.15%, 4/1/2035                                          1,009,020
            Connecticut GO:
            Ser. A:
  2,795,000 5.25%, 3/15/2010                                          2,844,472
  1,000,000 6.00%, 3/1/2006                                           1,071,850
  3,000,000 6.25%, 5/15/2006                                          3,261,900
            Ser. B:
  1,000,000 5.30%, 9/15/2007                                          1,034,060
    500,000 6.00%, 11/15/2002                                           525,925
    200,000 Ser. C,
            5.88%, 8/15/2009                                            213,770
  2,000,000 Connecticut HFA Hsg. RB Mtge. Fin. Program, Ser. H 1,
             5.10%, 5/15/2017                                         1,861,220
    100,000 Connecticut HFA RB, Mtge. Fin
             Proj., Ser. C 1,
             5.75%, 5/15/2005                                           102,499
    300,000 Connecticut Higher Ed. Loan Auth
             RB, Ser. A,
             7.00%, 11/15/2000                                          306,591
            Connecticut Hlth. & Edl. Facs. RB:
    225,000 Choate Rosemary Hall, Ser. A,
            6.50%, 7/1/2009                                             245,662
    500,000 Greenwich Hosp. Assn., Ser. A, 5.40%, 7/1/2009              513,640
    500,000 Hebrew Home & Hosp., Ser. B, 5.15%, 8/1/2028                444,500
  2,000,000 Hosp. for Spl. Care, Ser. B,
            5.13%, 7/1/2007                                           1,957,680
  1,000,000 Hosp. of St. Raphael,
            Ser. H, (AMBAC),
            5.00%, 7/1/2006                                           1,015,960
  1,000,000 Kent Sch. Corp., Ser. B,
            5.50%, 7/1/2015                                             998,860
    625,000 Lawrence & Mem. Hosp., Ser. D,
            4.88%, 7/1/2007                                             624,756

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
            Connecticut - continued
            Connecticut Hlth. & Edl. Facs
             RB - continued:
 $  250,000 New Britain General Hosp.,
            Ser. B, (AMBAC),
            5.88%, 7/1/2008                                          $   262,675
            Newington Children's Hosp.,
            Ser. A, (MBIA):
  1,000,000 5.90%, 7/1/2008                                            1,052,010
    250,000 6.05%, 7/1/2010                                              262,382
  1,000,000 Stamford Hosp., Ser. F,
            5.25%, 7/1/2011                                              992,990
  1,500,000 Suffield Academy, Ser. A,
            5.40%, 7/1/2027                                            1,431,480
    100,000 Trinity College, Ser. F, (MBIA),
            5.00%, 7/1/2015                                               94,065
  1,000,000 Veterans Mem. Med. Ctr., Ser. A, 5.38%, 7/1/2014             976,540
  1,500,000 Westminster Sch., Ser. A,
            5.50%, 7/1/2016                                            1,485,300
  1,000,000 Yale New Haven Hosp.,
            5.63%, 7/1/2016                                              988,690
            Connecticut Spl. Tax Obl. RB
            Trans. Infrastructure:
  1,000,000 Ser. A, (FGIC),
            6.00%, 6/1/2006                                            1,072,430
  2,455,000 Ser. B, (FSA),
            5.50%, 11/1/2011                                           2,524,796
  1,000,000 Ser. C, (MBIA),
            6.00%, 10/1/2009                                           1,077,960
    525,000 Guilford, CT GO,
             5.00%, 11/15/2007                                           531,830
            Hamdem, CT GO, (MBIA):
  1,000,000 5.38%, 8/15/2010                                           1,024,390
  1,275,000 5.40%, 8/15/2011                                           1,299,212
            Middletown, CT GO:
    445,000 5.60%, 4/15/2000                                             449,548
  1,000,000 6.00%, 4/15/2007                                           1,075,160
    500,000 Milford, CT GO,
             5.20%, 1/15/2013                                            495,140
            Montville, CT GO:
    250,000 5.15%, 12/1/2007                                             256,860
    300,000 5.25%, 12/1/2008                                             309,675
    250,000 Naugatuck, CT GO,
             5.40%, 3/15/2008                                            259,588
    500,000 New Haven, CT GO, (FSA),
             6.50%, 8/1/2000                                             511,060
  1,100,000 Newtown, CT GO, (MBIA),
             5.13%, 6/15/2015                                          1,060,367
    385,000 Putnam, CT GO, (MBIA),
             5.60%, 11/15/2000                                           392,384
    185,000 Stamford, CT GO,
             6.25%, 1/15/2000                                            186,404
  2,500,000 Stamford, CT Hsg. Auth. MHRB,
             Fairfield Apts. Proj.,
             4.75%, 12/1/2028                                          2,355,875
            Wallingford, CT GO:
    170,000 5.50%, 6/15/2008                                             178,252
    170,000 5.60%, 6/15/2009                                             178,428
                                                                     -----------
                                                                      52,415,376
                                                                     -----------

                                   EVERGREEN
                        Connecticut Municipal Bond Fund
                       Schedule of Investments(continued)
                         September 30, 1999 (Unaudited)

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Guam - 0.3%
 $  250,000 Guam Pwr. Auth. RB, Ser. A,
             (AMBAC),
             5.90%, 10/1/2008                                       $   272,880
                                                                    -----------
            Puerto Rico - 18.6%
            Cmnwlth. of Puerto Rico Aqueduct & Swr. Auth. RB,
             (MBIA):
  1,000,000 5.20%, 7/1/2008                                           1,030,400
  1,000,000 6.25%, 7/1/2012                                           1,097,880
  4,000,000 Cmnwlth. of Puerto Rico Elec. Pwr. Auth. RB, Ser. F,
             5.25%, 7/1/2010                                          4,095,440
      5,000 Cmnwlth. of Puerto Rico HFA SFHRB, 5.80%,
             10/15/2000..                                                 5,040
            Cmnwlth. of Puerto Rico Hwy. & Trans. Auth. RB:
  2,100,000 Ser. A, (AMBAC),
            5.50%, 7/1/2011                                           2,175,285
  2,000,000 Ser. Z, (FSA),
            6.00%, 7/1/2018                                           2,108,660
  1,000,000 Cmnwlth. of Puerto Rico Pub. Bldg. Auth. RB, Pub. Ed
             & Hlth. Facs. RB, Ser. M, (AMBAC),
             5.70%, 7/1/2009                                          1,064,070
            Cmnwlth. of Puerto Rico GO:
  1,000,000 5.38%, 7/1/2025                                             940,890
            (MBIA):
    205,000 5.50%, 7/1/2008                                             215,590
  1,000,000 6.50%, 7/1/2014                                           1,116,200
                                                                    -----------
                                                                     13,849,455
                                                                    -----------
            Total Municipal Obligations (cost $67,508,359)           66,537,711
                                                                    -----------

 Principal
   Amount                                                              Value

 SHORT-TERM MUNICIPAL SECURITIES  - 1.3% (cost $1,000,000)
            U.S. Virgin Islands - 1.3%
 $1,000,000 Virgin Islands, Pub. Fin. Auth. RB,
             Ser. B,
             7.00%, 10/1/1999                                       $ 1,000,100
                                                                    -----------

   Shares                                                               Value

 MUTUAL FUND SHARES - 8.4%
  2,627,338 Federated Connecticut Municipal Cash Trust                 2,627,338
  3,610,117 Federated Tax Free Obligations Fund                        3,610,117
                                                                     -----------
            Total Mutual Fund Shares (cost $6,237,455)                 6,237,455
                                                                     -----------

            Total Investments -
             (cost $74,745,814)                                99.0%  73,775,266
            Other Assets and
             Liabilities - net                                  1.0      708,266
                                                              -----  -----------
            Net Assets                                        100.0% $74,483,532
                                                              =====  ===========

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Financial Guaranty Insurance Company
FSA   Insured by Financial Security Assurance, Inc.
GO    General Obligation
HFA   Housing Finance Authority
MBIA  Insured by Municipal Bond Investors Assurance Corporation
MHRB  Multifamily Housing Revenue Bond
PCRB  Pollution Control Revenue Bond
RB    Revenue Bond
SFHRB Single Family Housing Revenue Bond

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                            Schedule of Investments
                         September 30, 1999 (Unaudited)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 98.2%
             Delaware - 2.2%
             Delaware River & Bay Auth. RB:
 $ 2,000,000 4.80%, 1/1/2007                                       $  1,992,120
   1,000,000 5.00%, 1/1/2017                                            923,680
   1,000,000 5.35%, 1/1/2013                                          1,001,370
   1,000,000 5.40%, 1/1/2016                                            987,140
                                                                   ------------
                                                                      4,904,310
                                                                   ------------
             Illinois - 1.0%
   2,500,000 Chicago, Il O'Hare Int'l. Arpt. Special Facs. RB,
              United Air Lines Inc., Proj., Ser. A,
              5.35%, 9/1/2016                                         2,277,875
                                                                   ------------
             New Jersey - 83.0%
   2,000,000 Atlantic City, NJ Board of Ed. GO, 5.88%,
              12/1/2011                                               2,129,740
     300,000 Atlantic Cnty., NJ GO, Spl. Services Vocational
              Sch., (MBIA), 5.70%, 8/1/2006                             316,806
             Bayonne, NJ GO:
     150,000 5.90%, 5/1/2008                                            160,104
   1,105,000 Sch. Refunding, (FSA), 5.00%, 5/1/2014                   1,051,087
             Bergen Cnty., NJ GO:
   1,000,000 5.25%, 10/1/2010                                         1,015,660
     200,000 6.25%, 11/15/2000                                          205,403
             Bergen Cnty., NJ Util. Auth. Wtr. PCRB, (FGIC):
   1,000,000 5.50%, 12/15/2006                                        1,047,740
     500,000 Ser. B,
             5.63%, 12/15/2004                                          525,820
     160,000 Branchburg Township, NJ GO,
              6.45%, 8/1/2005                                           173,456
     500,000 Brick Township, NJ Muni. Util. Auth. RB, (FGIC),
              5.00%, 12/1/2016                                          467,665
     400,000 Bridgewater Township, NJ GO, 6.40%, 7/15/2001              415,620
     500,000 Brigantine, NJ GO, (MBIA), 6.35%, 8/1/2004                 528,880
             Burlington Cnty., NJ Bridge Commission Sys. RB:
   1,000,000 5.20%, 10/1/2006                                         1,022,950
     500,000 5.30%, 10/1/2013                                           499,315
             Camden Cnty., NJ Impt. Auth. Lease RB:
     500,000 5.63%, 10/1/2015                                           501,755
   1,270,000 Ser. A,
             5.00%, 12/1/2008                                         1,270,838
             Camden Cnty., NJ Muni. Util. Auth. Swr. RB:
   1,705,000 5.20%, 7/15/2014                                         1,658,914
   1,500,000 5.50%, 7/15/2008                                         1,559,205
     500,000 Camden Cnty., NJ Prop. & Equip. Program RB,
              5.60%, 12/1/2004                                          523,130
     500,000 Cape May Cnty., NJ Impt. Auth. RB, 5.85%,
              4/15/2002                                                 518,705

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             New Jersey - continued
 $   500,000 Cape May Cnty., NJ Muni. Util. Auth. Swr. RB, Ser
              A, (MBIA), 5.75%, 1/1/2016                          $    504,455
             Cherry Hill Township, NJ GO:
      50,000 5.90%, 6/1/2005                                            52,523
     500,000 6.00%, 6/1/2006                                           526,735
     250,000 Eatontown, NJ GO,
              6.70%, 10/1/2004                                         272,525
             Essex Cnty., NJ Impt. Auth. RB:
   2,705,000 6.00%, 7/1/2018                                         2,789,288
     325,000 6.65%, 12/1/2000                                          335,029
     500,000 Ser. A, (AMBAC), 5.80%, 11/1/2007                         528,695
             Essex Cnty., NJ Util. Auth. Solid Wst. RB, Ser. A,
              (FSA):
   3,500,000 5.00%, 4/1/2022                                         3,175,060
     250,000 5.50%, 4/1/2011                                           264,935
     250,000 5.60%, 4/1/2016                                           266,322
   1,000,000 Fair Lawn, NJ GO, (FGIC), 4.70%, 8/1/2010                 960,350
      50,000 Flemington Raritan, NJ Sch. Dist. GO, 5.70%,
              5/1/2006                                                  53,410
             Franklin Township, NJ GO:
   1,355,000 5.60%, 11/1/2005                                        1,415,149
     160,000 5.90%, 11/1/2008                                          168,931
     500,000 Franklin Township, Somerset Cnty., NJ Sch. Dist
              GO,
              6.20%, 4/1/2005                                          539,005
     300,000 Gloucester Cnty., NJ GO, (MBIA), 6.25%, 2/1/2006          318,765
     500,000 Gloucester Cnty., NJ Impt. Auth. GO, (MBIA),
              6.25%, 2/1/2008                                          531,275
   1,600,000 Gloucester Cnty., NJ Solid Wst. RB, Ser. A,
              6.20%, 9/1/2007                                        1,660,528
             Gloucester Cnty., NJ Util. Auth. Swr. RB:
   1,300,000 5.45%, 1/1/2024                                         1,264,939
     500,000 6.50%, 1/1/2021                                           519,160
             Gloucester Township, NJ GO, (AMBAC):
     500,000 5.45%, 7/15/2007                                          522,205
     500,000 6.38%, 9/15/2004                                          525,825
             Gloucester Township, NJ Muni. Util. Auth. RB,
              (AMBAC):
     390,000 5.25%, 3/1/2006                                           400,881
   1,000,000 5.55%, 3/1/2009                                         1,038,590
   1,000,000 Hamilton Township, Atlantic Cnty.,
              NJ Sch. Dist. GO, (FGIC), 5.88%, 12/15/2006            1,052,990
     700,000 Hamilton Township, Mercer Cnty., NJ GO, Ser. A,
              (AMBAC), 5.15%, 2/1/2005                                 719,320
     500,000 Hunterdon Cnty., NJ GO, 5.50%, 12/1/2002                  519,220
   1,000,000 Hunterdon, NJ Central Regional High Sch. Dist. GO,
              (FSA),
              5.65%, 5/1/2014                                        1,016,580

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                       Schedule of Investments(continued)
                         September 30, 1999 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             New Jersey - continued
             Jersey City, NJ GO, Ser. A, (AMBAC):
 $ 1,000,000 5.10%, 10/1/2007                                     $  1,017,080
     250,000 5.30%, 10/1/2009                                          254,838
   1,500,000 Jersey City, NJ Sch. Dist. GO, (MBIA), 5.50%,
              3/15/2016                                              1,490,340
     225,000 Kearny, NJ GO, (FSA), 6.30%, 2/1/2002                     235,307
     400,000 Lakewood Township, NJ Sch. Dist. GO, (AMBAC),
              6.25%, 2/15/2012                                         437,564
     900,000 Mercer Cnty., NJ Impt. Auth. Lease RB,
              5.40%, 12/1/2005                                         931,473
     500,000 Mercer Cnty., NJ Impt. Auth. RB, Ser. A,
              5.95%, 12/15/2012                                        532,995
     500,000 Mercer Cnty., NJ Sch. Dist. GO, Ser. A,
              5.40%, 12/15/2003                                        518,790
             Middlesex Cnty., NJ Impt. Auth. RB, Golf Course
              Proj.:
   1,150,000 5.13%, 10/1/2019                                        1,071,685
   1,000,000 5.13%, 10/1/2024                                          920,130
             Middlesex Cnty., NJ Util. Auth. Swr. RB:
   1,250,000 5.13%, 12/1/2016                                        1,182,312
   1,150,000 Ser. A, (FGIC),
             5.38%, 9/15/2015                                        1,134,832
     335,000 Middletown Township, NJ GO, 5.20%, 8/1/2007               342,983
     960,000 Millburn Township, NJ Board of Ed. GO,
              5.35%, 7/15/2011                                         982,704
             Monmouth Cnty., NJ Impt. Auth. RB:
     800,000 6.40%, 8/1/2008                                           846,944
     200,000 6.40%, 8/1/2009                                           211,736
      40,000 6.63%, 12/1/2005                                           40,992
     200,000 Montgomery Township, NJ GO, 6.75%, 6/1/2002               212,218
   1,000,000 Morris Cnty., NJ GO, 6.00%, 7/15/2004                   1,067,480
   1,000,000 New Brunswick, NJ Hsg. Auth. Lease RB, Rutgers
              State Univ., (FGIC), 5.00%, 7/1/2012                     968,760
             New Jersey Bldg. Auth. RB:
   1,000,000 5.00%, 6/15/2013                                          962,460
     100,000 6.75%, 6/15/2002                                          106,140
             New Jersey Ed'l. Facs. Auth. RB:
   2,000,000 Ser. A,
             5.13%, 9/1/2010                                         2,005,720
   1,500,000 Ser. C,
             6.38%, 7/1/2022                                         1,608,585
     500,000 Ser. D, (AMBAC),
             6.20%, 7/1/2017                                           523,405
   1,000,000 Montclair State Univ., Ser. C, (AMBAC),
             5.25%, 7/1/2007                                         1,026,810
     250,000 Princeton Univ., Ser. A, 5.75%, 7/1/2009                  258,142

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             New Jersey - continued
             New Jersey Ed'l. Facs. Auth
              RB - continued
             Stevens Institute Technology, Ser. I:
 $   150,000 4.60%, 7/1/2008                                        $    142,731
     200,000 5.00%, 7/1/2009                                             195,608
     500,000 Trenton State College, Ser. B, (AMBAC),
             5.80%, 7/1/2009                                             532,205
   2,000,000 New Jersey EDA Lease Rental RB, Liberty State Park
              Proj.,
              6.80%, 3/15/2022                                         2,154,180
             New Jersey EDA RB:
   3,000,000 Continental Airlines Inc. Proj.,
             6.63%, 9/15/2012                                          3,158,280
   1,400,000 First Mtge. Reformed Church Proj. A,
             5.38%, 12/1/2018                                          1,234,226
             First Mtge., Fellowship Village, Ser. A:
     530,000 5.20%, 1/1/2009                                             505,164
     585,000 5.30%, 1/1/2010                                             555,206
   3,295,000 5.50%, 1/1/2018                                           3,044,679
   4,500,000 First Mtge., Franciscan Oaks Proj., 5.75%,
             10/1/2023                                                 4,077,450
   3,550,000 First Mtge., Keswick Pines, 5.70%, 1/1/2018               3,291,489
     500,000 NJ Performing Arts Ctr. Proj., (AMBAC),
             5.50%, 6/15/2013                                            504,430
   1,000,000 Pub. Schs. Small Proj. Loan Program,
             5.40%, 8/15/2013                                          1,003,420
      55,000 Rutgers State Univ. Civic Square,
             6.13%, 7/1/2024                                              57,131
     300,000 Ser. A,
             6.60%, 8/1/2021                                             313,020
     785,000 The Evergreens,
             6.00%, 10/1/2022                                            756,591
   1,000,000 Trans. Proj. Sublease, Ser. A, (FSA),
             5.75%, 5/1/2011                                           1,051,810
   1,000,000 Trenton Office Complex, (AMBAC), 5.13%, 6/15/2007         1,018,080
             Trenton Office Complex:
   2,605,000 5.25%, 6/15/2012                                          2,604,792
     200,000 6.63%, 6/15/2001                                            207,928
   1,000,000 New Jersey Environmental Infrastructure RB,
              4.50%, 9/1/2015                                            874,530
             New Jersey GO:
     890,000 4.75%, 3/1/2015                                             808,236
   5,000,000 5.50%, 2/1/2011                                           5,165,850
     500,000 6.25%, 8/1/2006                                             530,830
             Ser. D:
   3,000,000 5.75%, 2/15/2006                                          3,173,310
     500,000 5.80%, 2/15/2007                                            531,035
   3,000,000 Ser. F,
             5.50%, 8/1/2011                                           3,102,720
     945,000 New Jersey Higher Ed. Student Loan RB, Ser. A,
              5.80%, 6/1/2016                                            958,882

                                   EVERGREEN
                         New Jersey Municipal Bond Fund
                       Schedule of Investments(continued)
                         September 30, 1999 (Unaudited)

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             New Jersey - continued
             New Jersey Hlth. Care Facs. Fin. Auth. RB:
 $ 1,345,000 AHS Hosp. Corp., Ser. A, (AMBAC), 6.00%, 7/1/2011      $  1,436,164
   3,825,000 Burdette Tomlin Mem. Hosp., 5.60%, 7/1/2019               3,639,602
     750,000 Hackensack Med. Ctr., (FGIC), 6.63%, 7/1/2017               795,225
     500,000 Kimball Med. Center,
             4.75%, 7/1/2019                                             434,980
             Meridian Hlth. Sys., (FSA):
   3,750,000 5.50%, 7/1/2010                                           3,850,763
   6,235,000 5.63%, 7/1/2011                                           6,414,381
     500,000 Shore Mem. Hlth. Care Sys., (MBIA),
             5.00%, 7/1/2012                                             482,140
   1,000,000 St. Joseph's Hosp. & Med. Ctr., Ser. D,
             5.70%, 7/1/2011                                           1,029,750
             New Jersey Hlth. Care Facs. RB:
      50,000 Bridgeton Hosp., Ser. B,
             6.00%, 7/1/2013                                              53,074
      50,000 Burlington Cnty. Mem. Hosp. Proj., 6.00%, 7/1/2012           53,218
             New Jersey Hsg. & Mtge. Fin. Agcy. MHRB:
     500,000 5.25%, 4/1/2026                                             463,640
   3,140,000 5.30%, 10/1/2008                                          3,146,468
   4,385,000 5.40%, 10/1/2009                                          4,388,859
   1,000,000 Ser. A, (FSA),
             5.05%, 11/1/2018                                            921,650
     400,000 New Jersey Hsg. Fin. Agcy. General Resolution RB,
              Ser. A,
              6.70%, 11/1/2004                                           417,748
             New Jersey Hwy. Auth. RB:
   1,500,000 6.25%, 1/1/2014                                           1,572,090
   1,000,000 Sr. Parkway,
             5.15%, 1/1/2007                                           1,020,530
             New Jersey Sports & Exposition Auth. RB, Ser. A:
   1,000,000 5.38%, 9/1/2015                                             986,800
     200,000 6.00%, 3/1/2002                                             207,832
   1,000,000 6.00%, 3/1/2021                                           1,024,415
             New Jersey Trans. Sys. Trust Fund Auth. RB:
             Ser. A:
   1,500,000 5.63%, 6/15/2014                                          1,523,145
   1,000,000 6.00%, 6/15/2002                                          1,043,470
             Ser. B:
   3,175,000 5.00%, 6/15/2004                                          3,236,087
   5,000,000 5.25%, 6/15/2014                                          4,889,400
   2,750,000 5.25%, 6/15/2015                                          2,666,812
   1,000,000 Ser. B, (MBIA),
             6.50%, 6/15/2010                                          1,116,080
     300,000 New Jersey Transit Corp., COP, (FSA),
              6.50%, 10/1/2016                                           324,654
             New Jersey Univ. of Medicine & Dentistry RB, Ser. E:
     400,000 5.75%, 12/1/2021                                            413,080
     500,000 6.50%, 12/1/2018                                            533,195

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             New Jersey - continued
             New Jersey Wst. & Wtr. Treatment Trust RB, Ser. A:
 $ 1,000,000 5.25%, 9/1/2012                                       $    999,030
   2,000,000 6.00%, 7/1/2011                                          2,099,533
   1,000,000 North Bergen Township, NJ Muni. Util. Auth. Swr
              RB, (FGIC), 5.38%, 12/15/2012                           1,005,410
             North Brunswick Township, NJ Board of Ed. GO:
     700,000 5.00%, 2/1/2012                                            679,259
     150,000 6.30%, 2/1/2012                                            161,639
     250,000 7.15%, 12/15/2004                                          279,412
             North Brunswick Township, NJ GO:
   1,000,000 6.00%, 12/1/2008                                         1,066,330
     350,000 6.13%, 5/15/2004                                           370,139
   1,000,000 North Hudson, NJ Swr. Auth. RB, (FGIC),
              5.50%, 8/1/2006                                         1,043,870
             North Jersey Dist. Wtr. Supply RB, Wanaque North
              Proj.:
   1,090,000 5.05%, 11/15/2011                                        1,071,906
     350,000 Ser. B, (MBIA),
             6.25%, 11/15/2017                                          365,502
   1,000,000 Northwest Bergen Cnty., NJ Util. Auth. Sys. RB,
              (MBIA),
              6.00%, 7/15/2009                                        1,066,040
     500,000 Ocean City., NJ GO, (MBIA), 5.90%, 3/15/2003               523,645
             Ocean Cnty., NJ GO:
   1,250,000 4.75%, 6/1/2013                                          1,159,512
     250,000 6.38%, 4/15/2003                                           266,193
   1,000,000 Ser. A,
             6.25%, 10/1/2010                                         1,058,480
             Ocean Cnty., NJ Util. Auth. Wst. & Wtr. RB, Ser. A:
     500,000 5.75%, 1/1/2018                                            508,040
     200,000 6.60%, 1/1/2011                                            207,406
     300,000 Ocean Township, NJ Muni. Util. Auth. RB, (MBIA),
              5.20%, 8/1/2005                                           307,314
             Old Bridge Township, NJ Muni. Util. Auth. RB,
              (FGIC):
     285,000 5.75%, 11/1/2000                                           290,714
     500,000 6.25%, 11/1/2016                                           527,110
     500,000 Orange Township, NJ GO, (FSA), 6.60%, 2/1/2007             535,130
             Parsippany Troy Hills Township, NJ GO:
   1,000,000 4.75%, 12/1/2011                                           959,730
   1,000,000 5.00%, 2/1/2008                                          1,007,390
             Passaic Cnty., NJ GO:
     500,000 5.40%, 12/1/2002                                           517,450
   1,295,000 Ser. A,
             6.00%, 9/1/2007                                          1,390,144
     500,000 Passaic Valley, NJ Sewage Commissioners RB, Ser. D,
              (AMBAC),
              5.75%, 12/1/2013                                          509,340

                                   EVERGREEN
                         NEW JERSEY MUNICIPAL BOND FUND
                       Schedule of Investments(continued)
                         September 30, 1999 (Unaudited)

  Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
             New Jersey - continued
 $   500,000 Patterson, NJ GO, (FSA),
              6.20%, 2/15/2002                                       $    521,280
             Pleasantville, NJ Sch. Dist. GO:
   1,050,000 4.75%, 2/15/2007                                           1,044,782
     550,000 5.00%, 2/15/2010                                             544,269
     500,000 Princeton, NJ Reg'l. Sch. Dist. GO,
             6.05%, 4/15/2007                                             541,445
     200,000 Randolph Township, NJ Muni. Util. Auth. RB,
              6.70%, 3/1/2010                                             205,476
     500,000 Randolph Township, NJ Sch. Dist. GO, (FSA),
              6.30%, 3/15/2006                                            544,630
     500,000 Rutgers State Univ. College & Univ. RB, Ser. 1,
              5.25%, 5/1/2012                                             500,215
     500,000 Secaucus, NJ Muni. Util. Auth. Swr. RB, Ser. A,
              6.10%, 12/1/2010                                            530,530
     100,000 Somerset Raritan Valley, NJ Swr. Auth. RB, Ser. E,
              6.95%, 7/1/2003                                             108,414
   1,000,000 South Brunswick Township, NJ Board of Ed. GO, (FGIC),
              6.40%, 8/1/2011                                           1,091,670
   1,100,000 Sparta Township, NJ GO, (MBIA),
              5.80%, 9/1/2023                                           1,171,390
             Stafford, NJ Muni. Util. Auth. RB:
     500,000 6.20%, 6/1/2007                                              531,389
     375,000 6.25%, 6/1/2014                                              396,311
             Stafford, NJ Muni. Util. Auth. Wtr
              & Swr. RB, (FGIC):
     400,000 6.30%, 6/1/2006                                              414,012
     460,000 Ser. A,
             5.80%, 12/1/2008                                             480,792
             Stony Brook, NJ Reg'l. Sewage Auth. RB:
     400,000 Ser. A,
             5.40%, 12/1/2004                                             415,216
     500,000 Ser. B,
             5.45%, 12/1/2012                                             509,380
     500,000 Sussex Cnty., NJ GO, (AMBAC),
              6.00%, 4/1/2002                                             520,570
   1,000,000 Sussex Cnty., NJ Muni. Util. Auth. Solid Wst. RB,
              Ser. B, (MBIA),
              5.50%, 12/1/2013                                          1,003,370
             Tinton Falls, NJ Schs. GO: (MBIA),
     490,000 5.85%, 10/15/2002                                            512,707
     745,000 5.85%, 10/15/2004                                            791,622
             Toms River, NJ Board of Ed., Sch. Bond Reserve Act
              GO, (FGIC):
   1,010,000 5.25%, 7/15/2013                                           1,006,000
   1,065,000 5.25%, 7/15/2014                                           1,050,910
   1,095,000 5.75%, 7/15/2019                                           1,166,263
     200,000 Totowa, NJ GO,
              7.20%, 1/15/2001                                            207,094

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             New Jersey - continued
 $   500,000 Trenton, NJ GO, (MBIA),
              6.55%, 8/15/2009                                     $    539,615
     370,000 Voorhees Township, NJ Board of Ed. GO,
              5.95%, 7/15/2007                                          395,722
     200,000 Voorhees Township, NJ GO,
              6.88%, 9/1/2004                                           220,004
     200,000 Warren Township, NJ Sewage Auth. RB,
              6.65%, 12/1/2012                                          217,716
     130,000 Washington Township, NJ Board of Ed. GO,
              7.50%, 4/15/2009                                          152,906
     200,000 West Morris, NJ Reg'l. High Sch
              Dist. GO,
              5.88%, 1/15/2001                                          204,454
      50,000 West Windsor Township, NJ Pkg. Auth. RB,
              6.10%, 12/1/2012                                           52,295
             Winslow Township, NJ GO, (FGIC):
     400,000 6.10%, 10/1/2002                                           421,072
     500,000 6.50%, 10/1/2018                                           540,140
                                                                   ------------
                                                                    186,596,302
                                                                   ------------
             New York - 3.6%
   1,000,000 Port Auth. NY & NJ Port, Arpt. & Marine RB, Ser
              104, (AMBAC),
              5.20%, 7/15/2015                                          965,250
             Port Auth. NY & NJ RB:
     300,000 Ser. 78,
             6.20%, 10/15/2003                                          315,618
      50,000 Ser. 81,
             5.70%, 8/1/2007                                             51,586
     650,000 Ser. 94,
             5.60%, 12/1/2009                                           672,256
   5,000,000 Ser. 108,
             5.50%, 7/15/2013                                         5,010,350
   1,000,000 Port Auth. NY & NJ Spl. Obl., JFK Int'l. Arpt
              Terminal,
              5.75%, 12/1/2025                                        1,003,140
                                                                   ------------
                                                                      8,018,200
                                                                   ------------
             Pennsylvania - 2.8%
     100,000 Allegheny Cnty., PA., Hosp. Dev
              RB, Presbyterian Univ. Hosp.,
              3.85%, VRDN (a)                                           100,000
             Delaware River Port Auth., PA & NJ RB:
   2,500,000 5.40%, 1/1/2015                                          2,471,650
   1,000,000 5.40%, 1/1/2016                                            982,930
   2,000,000 5.50%, 1/1/2026                                          1,945,680
             Delaware River, PA Joint Toll Brdg. Commission RB:
     300,000 6.00%, 7/1/2002                                            313,323
     475,000 6.25%, 7/1/2012                                            493,763
                                                                   ------------
                                                                      6,307,346
                                                                   ------------

                                   EVERGREEN
                         NEW JERSEY MUNICIPAL BOND FUND
                       Schedule of Investments(continued)
                         September 30, 1999 (Unaudited)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Puerto Rico - 4.3%
 $ 1,000,000 Cmnwlth. of Puerto Rico, Capital Guaranty
              Certificates,
              6.50%, 7/1/2023                                      $  1,109,940
     500,000 Cmnwlth. of Puerto Rico Elec. Pwr. Auth. RB, Ser
              P,
              7.00%, 7/1/2021                                           536,115
             Cmnwlth. of Puerto Rico GO:
   1,000,000 5.38%, 7/1/2021                                            968,150
     500,000 5.50%, 7/1/2013                                            500,195
   1,115,000 6.50%, 7/1/2008                                          1,249,068
   1,000,000 6.50%, 7/1/2014                                          1,116,200
   1,425,000 Cmnwlth. of Puerto Rico Hwy. & Trans. Auth., Hwy
              RB, Ser. Y, (MBIA),
              6.25%, 7/1/2014                                         1,554,561
   2,500,000 Cmnwlth. of Puerto Rico Indl
              Tourist Ed'l Facs., Int'l American Univ., Ser. A,
              5.00%, 10/1/2011                                        2,471,125
     250,000 Cmnwlth. of Puerto Rico Pub. Bldg. Auth. RB,
              (AMBAC),
              6.25%, 7/1/2009                                           276,510
                                                                   ------------
                                                                      9,781,864
                                                                   ------------

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             U. S. Virgin Islands - 1.3%
 $ 3,000,000 Virgin Islands, Pub. Fin. Auth. RB,
              Sr. Lien, Ser. A,
              5.50%, 10/1/2013                                      $  2,889,480
                                                                    ------------
             Total Municipal Obligations
              (cost $221,806,691)                                    220,775,377
                                                                    ------------

   Shares                                                               Value

 MUTUAL FUND SHARES - 1.5%
     57,694 Dreyfus Municipal Money Market Fund                           57,694
    871,628 Federated Municipal Cash Trust                               871,628
  2,519,910 Federated Tax Free Obligations Fund                        2,519,910
                                                                     -----------
            Total Mutual Fund Shares
             (cost $3,449,232)                                         3,449,232
                                                                     -----------

             Total Investments -
              (cost $225,255,923)                             99.7%  224,224,609
             Other Assets and
              Liabilities - net                                0.3       721,062
                                                             -----  ------------
             Net Assets -                                    100.0% $224,945,671
                                                             =====  ============

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
COP   Certificates of Participation
EDA   Economic Development Authority
FGIC  Insured by Financial Guaranty Insurance Company
FSA   Insured by Financial Security Assurance, Inc.
GO    General Obligation
MBIA  Insured by Municipal Bond Investors Assurance Corporation
MHRB Multifamily Housing Revenue Bond
RB    Revenue Bond
VRDN  Variable Rate Demand Notes

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        PENNSYLVANIA MUNICIPAL BOND FUND
                            Schedule of Investments
                         September 30, 1999 (Unaudited)

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - 97.2%
             Delaware - 0.1%
 $ 1,000,000 Delaware River & Bay Auth. RB,
              (FGIC),
              5.40%, 1/1/2016                                       $    991,190
                                                                    ------------
             Pennsylvania - 92.1%
             Abington, PA Sch. Dist., GO,
              (FGIC):
     280,000 4.85%, 5/15/2018                                            247,845
             Ser. A:
   2,000,000 5.625%, 5/15/2020                                         2,104,760
   2,000,000 5.75%, 5/15/2025                                          2,117,940
   2,090,000 Ser. Aa,
             5.625%, 5/15/2020                                         2,048,513
   2,000,000 Albert Gallatin, PA Area Sch. Dist
              GO, (MBIA),
              5.30%, 9/1/2017                                          1,910,500
             Allegheny Cnty., PA GO,
              Ser. C-43:
   1,500,000 5.70%, 9/15/2008                                          1,578,285
      60,000 5.875%, 9/15/2010                                            63,592
             Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB:
   6,075,000 Chatham College, Ser. A,
             5.375%, 9/1/2028                                          5,309,003
   1,000,000 Community College, (MBIA),
             5.80%, 6/1/2013                                           1,024,790
             Duquesne Univ. Proj., (AMBAC):
   3,350,000 5.50%, 3/1/2016                                           3,334,858
   1,750,000 5.50%, 3/1/2020                                           1,714,073
             Allegheny Cnty., PA Hosp. Dev. Auth. RB:
     825,000 Allegheny General Hosp. Proj.,
             7.25%, 7/1/2003                                             827,417
   1,000,000 Children's Hosp. of Pittsburgh,
             (MBIA),
             5.375%, 7/1/2017                                            958,370
      90,000 Montefiore Hosp. Assn. of
             Western PA,
             5.80%, 10/1/2003                                             92,117
             Pittsburgh Mercy Hlth. Sys.:
   1,865,000 5.40%, 8/15/2009                                          1,920,931
   1,510,000 5.50%, 8/15/2010                                          1,555,360
   2,445,000 5.50%, 8/15/2011                                          2,506,981
   2,000,000 5.625%, 8/15/2018                                         2,033,540
   3,870,000 5.625%, 8/15/2026                                         3,883,584
     200,000 6.45%, 4/1/2001                                             206,632
   1,000,000 Presbyterian Univ. Hosp.:
             Ser. A, (MBIA),
             6.00%, 4/1/2005                                           1,061,490
             Ser. B:
   2,000,000 5.125%, 7/1/2022                                          1,818,600
   3,715,000 5.50%, 12/15/2012                                         3,736,919
   2,755,000 5.50%, 12/15/2013                                         2,751,308
   8,295,000 5.50%, 12/15/2014                                         8,216,529
   1,000,000 6.00%, 11/1/2006                                          1,050,850
      25,000 6.00%, 11/1/2012                                             26,130
   1,000,000 South Hills Hlth. Sys.,
             Ser. A,
             5.125%, 5/1/2023                                            860,890

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Allegheny Cnty., PA Hosp. Dev. Auth. RB - continued
             Univ. of Pittsburgh Med. Ctr
             Hlth. Sys., Presbyterian Univ. Hosp., (MBIA):
 $ 1,000,000 5.30%, 12/1/2012                                      $    988,420
     360,000 6.25%, 11/1/2023                                           379,670
             Allegheny Cnty., PA IDA RB,
              Env. Impt., USX Corp.:
  20,500,000 5.50%, 12/1/2029                                        18,295,635
   2,000,000 Ser. A,
             6.70%, 12/1/2020                                         2,098,900
       5,000 Allegheny Cnty., PA Redev. Auth. RB, Home Impt
              Loan,
              Ser. A, (FHA),
              5.70%, 2/1/2007                                             5,037
     955,000 Allegheny Cnty., PA Residential
              Fin. Auth. SFHRB, Ser. Y, (GNMA),
              6.60%, 11/1/2014                                        1,003,266
             Allegheny Cnty., PA
              Sanitation Auth. Swr. RB:
     500,000 6.80%, 7/1/2003                                            525,775
   2,000,000 Ser. B,
             6.50%, 12/1/2011                                         2,070,760
             Allegheny Cnty., PA SFHRB:
   1,410,000 7.15%, 6/1/2017                                          1,461,578
     250,000 7.30%, 12/1/2004                                           253,177
             Allentown, PA Area Hosp. Auth. RB, Sacred Heart
              Healthcare Sys., Ser. A:
   2,550,000 4.75%, 7/1/2008                                          2,335,494
   2,350,000 5.00%, 7/1/2010                                          2,207,096
             Allentown, PA GO:
   1,000,000 5.65%, 7/15/2010                                         1,041,310
   1,500,000 6.90%, 7/15/2011                                         1,569,075
   1,000,000 Allentown, PA Wtr. RB, 6.85%, 7/15/2008                  1,038,590
     445,000 Armstrong, PA Sch. Dist. GO, 7.75%, 12/1/2004              484,859
             Berks Cnty., PA GO:
   1,000,000 6.05%, 11/15/2003                                        1,060,900
   2,000,000 6.10%, 11/15/2004                                        2,124,240
             Berks Cnty., PA Muni. Auth. Hosp. RB:
   1,355,000 Healthcare Pooled Financing Proj.,
             5.00%, 3/1/2028                                          1,162,956
   2,110,000 Reading Hosp. & Med. Ctr. Proj.:
             5.70%, 10/1/2014                                         2,139,519
      65,000 Ser. B,
             5.60%, 10/1/2006                                            67,857
     250,000 Bethlehem, PA Ctr. Sch. Dist. GO, 6.95%, 6/1/2011          261,153
             Bradford, PA Area Sch. Dist. GO:
   1,000,000 5.35%, 10/1/2008                                         1,037,280
   1,000,000 5.40%, 10/1/2009                                         1,039,870
   1,105,000 5.50%, 10/1/2010                                         1,154,780
   2,000,000 5.75%, 10/1/2015                                         2,115,980

                                   EVERGREEN
                        PENNSYLVANIA MUNICIPAL BOND FUND
                       Schedule of Investments(continued)
                         September 30, 1999 (Unaudited)

  Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Bucks Cnty., PA GO:
 $ 2,095,000 5.50%, 12/1/2010                                        $  2,151,795
             Ser. A:
   2,000,000 6.10%, 3/1/2003                                            2,105,060
   5,500,000 6.20%, 3/1/2004                                            5,880,875
   5,000,000 Bucks Cnty., PA St. Mary's Hosp. Auth. RB, Catholic
              Hlth. Initiatives, Ser. A,
              5.00%, 12/1/2018                                          4,454,700
             Bucks Cnty., PA Wtr. & Swr
              Auth. RB:
   2,000,000 Collection Sewer Sys.,
             6.50%, 12/1/2012                                           2,129,620
   1,000,000 Neshaminy Interceptor, (FGIC), 6.20%, 12/1/2003            1,035,940
   4,485,000 Cambria Cnty., PA GO,
              Ser. A, (FGIC),
              6.625%, 8/15/2012                                         4,893,225
             Center City, PA Dist. Bus. Impt. Spl. Assmt. RB:
   1,085,000 5.45%, 12/1/2006                                           1,125,264
   1,145,000 5.55%, 12/1/2007                                           1,196,159
   1,210,000 5.60%, 12/1/2008                                           1,266,446
             Central Bucks, PA Sch. Dist. GO:
     175,000 6.60%, 2/1/2003                                              179,833
   3,000,000 6.90%, 2/1/2008                                            3,090,780
             Ser. A:
   1,000,000 6.90%, 11/15/2013                                          1,105,550
   1,405,000 6.90%, 11/15/2014                                          1,553,298
             Central Dauphin, PA Sch. Dist. GO:
   1,000,000 5.90%, 6/1/2000                                            1,013,610
   2,125,000 Ser. Aa,
             4.50%, 12/1/2018                                           1,792,140
             Chester Cnty., PA GO:
   3,000,000 7.00%, 12/15/2011                                          3,149,760
   4,290,000 Ser. B,
             5.625%, 11/15/2016                                         4,513,552
   3,275,000 Cocalico, PA Lancaster Cnty. Sch. Dist. GO, (MBIA),
              6.85%, 3/1/2011                                           3,395,258
   4,755,000 Columbia Cnty., PA Hosp. Auth. RB, Bloomburg Hosp
              Proj., 5.80%, 6/1/2019                                    4,411,023
   2,500,000 Conestoga Valley, PA Sch. Dist. GO, 7.10%, 5/1/2011        2,611,800
   1,500,000 Conrad Weiser, PA Area Sch. Dist. GO, (MBIA),
              6.85%, 12/15/2014                                         1,660,800
   1,405,000 Cornwall & Lebanon, PA Suburban Joint Sch. Auth. RB,
              (FGIC), 5.60%, 3/1/2007                                   1,446,771
   2,000,000 Council Rock, PA Sch. Dist. GO, 6.60%, 3/1/2003            2,058,400
   1,000,000 Crawford Cnty., PA Hosp. Auth. RB, Wesbury United
              Methodist Community Hosp.,
              6.125%, 8/15/2019                                           971,110

  Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Crawford, PA Central Sch. Dist. GO, (FGIC):
 $ 1,500,000 5.55%, 2/15/2008                                        $  1,564,755
   2,085,000 5.65%, 2/15/2009                                           2,184,809
   1,000,000 Dauphin Cnty., PA General Auth. Hlth. Sys. RB,
              Pinnacle Hlth. Sys. Proj., (MBIA),
              5.50%, 5/15/2017                                            972,300
             Dauphin Cnty., PA General Auth. RB:
  15,000,000 Forum Pl. Office & Pkg.,
             Ser. A,
             6.00%, 1/15/2025                                          13,965,600
   6,300,000 Hyatt Regency Hotel & Conf. Ctr., 6.00%, 1/1/2010          6,096,321
   3,000,000 Dauphin Cnty., PA GO,
              5.45%, 8/1/2007                                           3,109,500
             Delaware Cnty., PA Auth. College RB,
             Haverford College, (MBIA):
   1,000,000 7.00%, 11/15/2005                                          1,053,960
   1,250,000 7.25%, 11/15/2010                                          1,320,813
             Delaware Cnty., PA Auth. Univ. RB, Villanova Univ.:
     200,000 5.40%, 8/1/2008                                              205,644
   1,000,000 5.70%, 8/1/2015                                            1,006,180
   7,250,000 5.80%, 8/1/2025                                            7,221,000
   3,000,000 6.85%, 8/1/2011                                            3,141,600
             Delaware Cnty., PA GO:
     940,000 5.50%, 10/1/2015                                             939,295
   1,750,000 5.55%, 10/1/2010                                           1,829,258
   2,385,000 Prerefunded,
             5.50%, 10/1/2015                                           2,486,100
             Delaware Cnty., PA Hosp. Auth. RB, Riddle Memorial
              Hosp.:
   5,345,000 5.25%, 1/1/2016                                            5,085,233
   9,450,000 5.50%, 1/1/2022                                            9,040,059
   1,350,000 Delaware Cnty., PA IDA PCRB, Philadelphia Elec. Co.,
              Ser. A,
              7.375%, 4/1/2021                                          1,440,693
   1,300,000 Delaware Cnty., PA Reg'l. Wtr. RB,
              Ser. A,
              7.20%, 5/1/2004                                           1,302,925
             Delaware River Port Auth., PA & NJ RB, (FGIC):
   1,000,000 5.30%, 1/1/2010                                            1,016,700
   1,400,000 5.45%, 1/1/2012                                            1,420,398
             Delaware Valley, PA Sch. Dist. GO, Ser. A:
   1,000,000 6.40%, 4/1/2000                                            1,012,860
     200,000 6.50%, 10/1/2001                                             208,666
      15,000 Dover Township, PA Swr. Auth. RB, 6.25%, 5/1/2012             15,563
   1,700,000 Downingtown, PA Area Sch. Dist. GO, 7.25%, 4/1/2007        1,757,732
   1,540,000 Easton, PA Area Joint Swr. Auth. RB, Ser. B,
              5.00%, 12/1/2018                                          1,399,906

                                   EVERGREEN
                        PENNSYLVANIA MUNICIPAL BOND FUND
                       Schedule of Investments(continued)
                         September 30, 1999 (Unaudited)

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
 $ 1,000,000 Elizabeth Forward, PA Sch. Dist. GO,
              7.00%, 1/15/2003                                    $  1,008,860
   4,600,000 Elizabethtown, PA Area Sch. Dist. GO, 5.125%,
              9/1/2009                                               4,616,606
   5,000,000 Erie Cnty., PA GO, Ser. B,
              6.75%, 9/1/2016                                        5,237,450
     500,000 Erie Cnty., PA IDA Env. Impt. RB, Int'l. Paper Co
              Proj., Ser. A, 7.625%, 11/1/2018                         555,295
   1,000,000 Fox Chapel, PA Area Sch. Dist., GO,
              5.50%, 8/15/2009                                       1,015,890
   1,000,000 Gateway, PA Allegheny Cnty. Sch. Dist. GO, (FGIC),
              5.25%, 7/15/2017                                         949,850
             Geisinger, PA Hlth. Sys. Auth. RB, Ser. A:
   6,540,000 5.00%, 8/15/2028                                        5,575,873
   1,685,000 5.50%, 8/15/2010                                        1,690,982
   1,385,000 6.00%, 7/1/2006                                         1,468,663
   1,000,000 Gettysburg, PA Muni. Auth. College RB, Gettysburg
              College, (MBIA), 5.375%, 8/15/2013                       999,160
   1,500,000 Greene Cnty., PA IDA RB, Monongahela Power Co.,
              Ser. B,
              5.10%, 2/1/2012                                        1,437,045
   1,000,000 Harrisburg, PA Lease Auth. RB, (FSA), 6.25%,
              6/1/2001                                               1,033,520
   2,985,000 Hatboro Horsham, PA Sch. Dist. GO, Ser. A,
              6.75%, 4/1/2010                                        3,075,445
     750,000 Haverford Township, PA GO, 6.70%, 12/1/2011               788,520
             Hempfield, PA Lancaster Cnty. Sch. Dist. GO:
   2,405,000 6.10%, 8/15/2002                                        2,521,546
     300,000 7.10%, 10/15/2005                                         300,252
   3,650,000 Horizon Hosp. Sys. Auth. PA RB, Horizon Hosp. Sys
              Inc., 6.35%, 5/15/2026                                 3,703,107
   9,600,000 Indiana Cnty., PA IDA PCRB, PA
              Elec. Co. Proj., (MBIA), 5.35%, 11/1/2010              9,723,840
             Lancaster Cnty., PA Hosp. Auth. RB,
              Lancaster General Hosp. Proj., (AMBAC):
   1,220,000 4.70%, 7/1/2009                                         1,179,472
   3,000,000 4.75%, 7/1/2011                                         2,845,620
             Lancaster, PA Sch. Dist. GO, (FGIC):
   1,000,000 5.60%, 5/15/2007                                        1,031,850
   1,585,000 5.80%, 5/15/2009                                        1,637,210
   1,000,000 Lancaster, PA Solid Wst. Mgmt. Auth. RB, Resource
              Recovery Sys., Ser. A,
              6.30%, 12/15/2000                                      1,022,610

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Latrobe, PA IDA College RB,
             St. Vincent College Proj.:
 $ 2,635,000 5.375%, 5/1/2018                                     $  2,393,766
   5,600,000 5.375%, 5/1/2024                                        5,033,280
   1,000,000 Lehigh Cnty., PA GO, Ser. B, 5.55%, 11/15/2012          1,013,590
             Lehigh Cnty., PA General Purpose Auth. RB:
             Good Shepherd Rehab. Hosp.:
   1,700,000 7.30%, 11/15/2004                                       1,837,156
   1,000,000 7.50%, 11/15/2021                                       1,084,680
   1,600,000 Healtheast Inc., (MBIA),
             7.00%, 7/1/2015                                         1,655,744
             Lehigh Valley Hosp. Inc.:
   2,245,000 5.875%, 7/1/2015                                        2,276,093
             Ser. A, (MBIA),
   1,250,000 7.00%, 7/1/2016                                         1,432,375
             Lower Merion Township, PA GO:
     100,000 5.625%, 8/1/2005                                          102,703
   1,000,000 5.75%, 8/1/2009                                         1,021,280
             Manheim, PA Central Sch. Dist., GO:
   1,085,000 5.60%, 5/15/2006                                        1,121,825
     100,000 6.10%, 5/15/2014                                          104,307
   1,370,000 McKeesport, PA Area Sch. Dist. GO, Ser. A,
              6.80%, 4/1/2000                                        1,389,906
     150,000 Millcreek Township, PA Swr. Auth. RB,
              6.00%, 11/1/2006                                         150,245
   1,305,000 Mon Valley, PA Swr. Auth. RB, (MBIA),
              6.55%, 11/1/2019                                       1,424,447
   1,340,000 Montgomery Cnty., PA GO, Ser. B,
              5.35%, 10/15/2016                                      1,307,585
             Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB:
   1,000,000 Abington Memorial Hosp.,
             Ser. A, (AMBAC),
             6.40%, 6/1/2002                                         1,035,900
   1,560,000 Beaver College,
             5.70%, 4/1/2027                                         1,489,332
   1,025,000 Cnty. Cmnty. College Proj.,
             6.75%, 11/1/2002                                        1,056,765
   1,665,000 St. Joseph's Univ.,
             6.40%, 12/15/2006                                       1,779,185
     950,000 Montgomery Cnty., PA IDA PCRB, Philadelphia Elec
              Co.,
              Ser. A,
              7.60%, 4/1/2021                                        1,011,579
  22,000,000 Montgomery Cnty., PA IDA RB, Retirement Life
              Communities, 5.25%, 11/15/2028                        19,116,900
   1,000,000 Neshaminy, PA Sch. Dist. GO, 6.10%, 2/15/2007           1,048,460
   1,905,000 Neshaminy, PA Wtr. Resources
              Auth. RB,
              5.40%, 3/1/2013                                        1,899,495

                                   EVERGREEN
                        PENNSYLVANIA MUNICIPAL BOND FUND
                       Schedule of Investments(continued)
                         September 30, 1999 (Unaudited)

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
 $ 2,560,000 New Morgan, PA Muni. Auth. RB, Cmnwlth. Office
              Proj.,
              Ser. A,
              6.50%, 6/1/2025                                       $  2,438,016
   1,000,000 Norristown, PA Area Sch. Dist. GO, 6.90%, 9/1/2011        1,049,270
   3,550,000 North Penn, PA Sch. Dist. GO, Ser. A
              6.15%, 9/15/2009                                         3,731,724
             North Penn, PA Wtr. Auth. RB, (FGIC):
   3,705,000 5.75%, 11/1/2018                                          3,707,705
   1,000,000 6.00%, 11/1/2007                                          1,040,180
             North Wales, PA Wtr. Auth. RB, (FGIC):
   4,530,000 5.60%, 11/1/2020                                          4,425,493
     100,000 6.75%, 11/1/2010                                            110,051
             Northampton Cnty., PA Higher Ed. Auth. RB:
             Lehigh Univ., (MBIA):
   1,000,000 6.90%, 10/15/2006                                         1,071,750
   2,900,000 7.00%, 11/15/2004                                         2,968,208
   3,000,000 7.00%, 10/15/2011                                         3,221,010
             Moravian College:
     500,000 5.125%, 7/1/2019                                            452,330
   1,000,000 5.50%, 7/1/2008                                           1,035,870
   1,000,000 Northampton Cnty., PA Hosp. Auth
              RB, Easton Hosp.,
              7.70%, 1/1/2004                                          1,022,700
   1,030,000 Northampton Cnty., PA IDA RB, Strawbridge Proj.,
              7.20%, 12/15/2001                                        1,081,243
   2,345,000 Northeastern PA Hosp. Auth. RB,
             7.50%, 7/1/2007                                           2,453,574
   2,000,000 Owen J. Roberts Sch. Dist., PA
              GO, Ser. A, (MBIA),
              5.375%, 5/15/2018                                        1,921,180
             Parkland, PA Sch. Dist. GO:
   1,535,000 5.60%, 9/1/2010                                           1,567,757
   2,125,000 5.65%, 9/1/2011                                           2,164,482
   2,250,000 5.70%, 9/1/2012                                           2,288,070
   1,325,000 5.75%, 9/1/2014                                           1,338,807
   1,000,000 Penn Hills, PA GO, (AMBAC), 5.60%, 12/1/2005              1,038,520
             Pennridge, PA Sch. Dist. GO, Ser. A:
   1,000,000 6.05%, 2/15/2002                                          1,038,380
   1,000,000 6.15%, 2/15/2003                                          1,038,090
   1,000,000 6.30%, 3/15/2000                                          1,009,320
             Pennsylvania Convention Ctr. Auth. RB, Ser. A,
              (FGIC):
   1,000,000 6.60%, 9/1/2000                                           1,025,370
   5,425,000 6.70%, 9/1/2016                                           6,102,799
   1,000,000 6.75%, 9/1/2019                                           1,087,860
   2,000,000 Ser. A, (Eff. Yield 6.95%) (a), (FGIC),
             0.00%, 9/1/2008                                           1,268,340

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Pennsylvania Econ. Dev. Financing Auth. Resource
              Recovery RB, Ser. D:
 $ 1,000,000 7.05%, 12/1/2010                                     $  1,079,880
   1,000,000 7.125%, 12/1/2015                                       1,083,200
   3,000,000 7.15%, 12/1/2018                                        3,252,930
   1,500,000 Pennsylvania Fin. Auth. Community College RB,
              Beaver Cnty. Proj.,
              Ser. A,
              6.00%, 12/1/2014                                       1,601,685
   5,000,000 Pennsylvania Fin. Auth. RB, Muni. Capital Impts
              Program, 6.60%, 11/1/2009                              5,384,050
             Pennsylvania HFA SFHRB:
     660,000 7.30%, 10/1/2017                                          683,272
   1,300,000 Rental Hsg., (FNMA),
             6.40%, 7/1/2012                                         1,358,201
   3,465,000 Ser. 1991-32,
             7.15%, 4/1/2015                                         3,585,374
   1,305,000 Ser. 33,
             6.90%, 4/1/2017                                         1,363,229
   2,000,000 Ser. 34A, (FHA),
             6.85%, 4/1/2016                                         2,071,340
   3,000,000 Ser. 36,
             5.45%, 10/1/2014                                        2,929,380
     750,000 Ser. 40,
             6.80%, 10/1/2015                                          784,072
   1,840,000 Ser. 50A,
             6.00%, 10/1/2013                                        1,879,578
   1,005,000 Ser. 52A, (FHA),
             5.85%, 10/1/2014                                        1,028,829
   1,500,000 Ser. 57B, (FHA),
             5.625%, 10/1/2011                                       1,529,985
   1,000,000 Ser. 59B,
             5.40%, 4/1/2014                                           968,170
   6,205,000 Ser. 61A,
             5.50%, 4/1/2029                                         5,819,794
   5,000,000 Ser. 65A,
             5.20%, 10/1/2018                                        4,650,300
             Ser. Y, (FHA):
     350,000 7.30%, 10/1/2003                                          357,000
     300,000 7.45%, 4/1/2016                                           306,000
   2,415,000 Single Family Mtge. Ser. 61B RB,
             5.20%, 10/1/2014                                        2,288,333
             Pennsylvania Higher Edl. Facs
              Auth. RB:
  15,250,000 5.125%, 6/15/2024                                      13,868,655
   1,720,000 6.80%, 12/1/2000                                        1,769,794
   1,500,000 7.25%, 5/1/2010                                         1,529,640
     485,000 Ser. A, (MBIA),
             6.625%, 8/15/2009                                         517,641
   5,260,000 Ser. M, (AMBAC),
             5.625%, 6/15/2019                                       5,182,099
             Allegheny-Delaware Valley Obl.: Hlth. Svcs., Ser
   3,000,000 A,
             5.50%, 11/15/2008                                       2,989,470
   3,550,000 5.875%, 11/15/2021                                      3,414,035

                                   EVERGREEN
                        PENNSYLVANIA MUNICIPAL BOND FUND
                       Schedule of Investments(continued)
                         September 30, 1999 (Unaudited)

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Pennsylvania Higher Edl. Facs.
              Auth. RB - continued
             Bryn Mawr College:
 $ 2,450,000 5.40%, 12/1/2009                                       $  2,507,893
   2,000,000 5.625%, 12/1/2027                                         1,940,940
             Drexel Univ.:
   5,185,000 4.80%, 5/1/2021                                           4,464,700
   1,855,000 5.20%, 5/1/2008                                           1,883,381
   2,065,000 5.20%, 5/1/2009                                           2,082,491
   2,200,000 2nd Ser., (MBIA),
             5.375%, 5/1/2016                                          2,132,592
             Lasalle Univ., (MBIA):
   1,095,000 5.25%, 5/1/2013                                           1,081,039
   1,000,000 5.625%, 5/1/2017                                            991,540
     750,000 6.75%, 5/1/2011                                             766,575
             State Sys.:
             Ser. D:
     200,000 7.00%, 6/15/2005                                            204,442
   1,000,000 7.10%, 6/15/2007                                          1,022,880
   2,000,000 Ser. E,
             7.00%, 6/15/2011                                          2,092,840
   2,800,000 Ser. K, (AMBAC),
             5.50%, 6/15/2010                                          2,833,180
             Ser. N, (MBIA):
   3,500,000 5.80%, 6/15/2024                                          3,490,725
   4,000,000 5.875%, 6/15/2021                                         4,013,240
             Thomas Jefferson Univ.:
   3,720,000 (AMBAC),
             5.375%, 7/1/2013                                          3,688,268
     285,000 Ser. A, (MBIA),
             5.15%, 11/1/2010                                            278,055
   1,115,000 Ser. A, Prerefunded,
             6.625%, 8/15/2009                                         1,202,817
             Univ. of PA:
             Ser. A:
   1,100,000 5.70%, 1/1/2011                                           1,087,735
   2,715,000 6.00%, 1/1/2003                                           2,797,455
   3,440,000 6.00%, 1/1/2004                                           3,556,031
             Ser. B:
   1,000,000 5.30%, 9/1/2006                                           1,023,120
   1,520,000 5.50%, 1/1/2009                                           1,494,206
   2,725,000 5.55%, 9/1/2009                                           2,787,484
   2,145,000 5.60%, 9/1/2010                                           2,193,005
   4,000,000 5.75%, 1/1/2017                                           3,867,200
   3,740,000 5.85%, 9/1/2013                                           3,870,825
             Univ. of PA Hlth. Svcs.:
             Ser. A:
   2,525,000 5.60%, 1/1/2010                                           2,488,741
   4,500,000 5.875%, 1/1/2015                                          4,420,575
   1,000,000 6.00%, 1/1/2007                                           1,026,980
     100,000 6.00%, 1/1/2010                                             102,635
   4,460,000 Ser. B,
             5.70%, 1/1/2011                                           4,410,271
             Pennsylvania IDA RB:
             Econ. Dev., (AMBAC):
   2,215,000 5.80%, 1/1/2008                                           2,327,456
     250,000 5.80%, 7/1/2009                                             262,575

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Pennsylvania IDA RB
             Econ. Dev., (AMBAC) - continued
 $ 7,595,000 6.00%, 1/1/2005                                       $  8,042,270
   2,000,000 6.00%, 7/1/2006                                          2,131,740
     305,000 6.00%, 7/1/2009                                            324,971
   2,000,000 7.00%, 1/1/2006                                          2,224,140
   7,215,000 Ser. 1994,
             6.00%, 1/1/2012                                          7,587,943
             Pennsylvania Infrastructure,
             Pennvest Loan Pool Program, (MBIA):
   3,845,000 5.30%, 9/1/2008                                          3,936,699
   4,365,000 5.40%, 9/1/2009                                          4,427,850
   2,140,000 5.50%, 9/1/2010                                          2,185,582
             Pennsylvania Intergovernmental Cooperative Auth
              Spl. Tax RB, Philadelphia Funding Program, (FGIC):
   3,665,000 5.60%, 6/15/2012                                         3,709,017
   3,000,000 5.625%, 6/15/2013                                        3,025,110
   1,650,000 6.75%, 6/15/2021                                         1,823,200
             Pennsylvania Pub. Sch. Bldg. Auth. College RB:
   2,400,000 Harrisburg Area Community College, Ser. D, (MBIA),
             6.75%, 4/1/2011                                          2,538,528
   2,070,000 Lehigh Carbon Community College, Ser. F, (AMBAC),
             5.00%, 11/1/2014                                         1,942,012
   1,260,000 Montgomery Cnty. Community College, Ser. B,
             5.60%, 11/1/2005                                         1,313,071
   1,500,000 Pennsylvania Pub. Sch. Bldg. Auth. Sch. RB,
              Tuscarora Sch. Dist. Refunding Proj., Ser. B,
              5.70%, 10/15/2003                                       1,547,505
             Pennsylvania State GO:
   5,000,000 5.125%, 9/15/2010                                        5,014,050
   2,500,000 6.50%, 11/15/2010                                        2,652,875
   3,000,000 1st Ser.,
             5.00%, 3/1/2017                                          2,756,850
             2nd Ser.:
   3,000,000 5.50%, 6/15/2010                                         3,077,340
      25,000 6.00%, 7/1/2005                                             26,714
   5,000,000 6.25%, 7/1/2010                                          5,477,250
   5,060,000 6.25%, 7/1/2011                                          5,515,653
     350,000 3rd Ser. 1993,
             5.00%, 9/1/2012                                            339,500
             Pennsylvania State Univ. RB:
   1,000,000 5.30%, 8/15/2003                                         1,028,360
   2,535,000 5.50%, 8/15/2016                                         2,469,141
   3,035,000 6.15%, 3/1/2005                                          3,187,417
   1,000,000 6.25%, 3/1/2011                                          1,049,660
   1,000,000 6.60%, 7/1/2002                                          1,058,710
   4,000,000 7.00%, 7/1/2016                                          4,261,400

                                   EVERGREEN
                        PENNSYLVANIA MUNICIPAL BOND FUND
                       Schedule of Investments(continued)
                         September 30, 1999 (Unaudited)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Pennsylvania Turnpike Commission, Oil Franchise Tax
              RB:
             Ser. A, (AMBAC):
 $ 5,670,000 5.25%, 12/1/2014                                      $  5,500,978
   2,360,000 5.45%, 12/1/2003                                         2,453,031
   2,000,000 5.50%, 12/1/2004                                         2,090,040
             Turnpike RB:
             Ser. L, (AMBAC):
   1,000,000 6.45%, 6/1/2003                                          1,050,760
   1,000,000 6.60%, 6/1/2005                                          1,049,020
   3,500,000 Ser. N,
             5.50%, 12/1/2017                                         3,409,070
             Ser. O, (FGIC):
   3,000,000 5.45%, 12/1/2003                                         3,113,340
   1,000,000 5.60%, 12/1/2005                                         1,039,000
   1,500,000 5.70%, 12/1/2006                                         1,572,480
             Ser. P:
     150,000 5.10%, 12/1/1999                                           150,340
   2,075,000 5.80%, 12/1/2006                                         2,160,262
   5,000,000 Ser. U, (FGIC),
             5.80%, 12/1/2007                                         5,212,400
             Philadelphia, PA Arpt. Pkg. Auth. RB:
     400,000 5.75%, 9/1/2007                                            422,348
   1,000,000 5.75%, 9/1/2008                                          1,054,280
             Philadelphia, PA Arpt. RB,
             Philadelphia Arpt. Sys.,
             Ser. A:
   4,215,000 5.125%, 6/15/2013                                        4,078,392
   5,485,000 5.25%, 6/15/2014                                         5,324,564
             Philadelphia, PA GO:
   1,530,000 5.00%, 5/15/2015                                         1,425,731
   2,375,000 5.25%, 3/15/2013                                         2,327,096
   1,500,000 5.25%, 3/15/2015                                         1,447,275
             Ser. B:
   2,315,000 5.80%, 11/15/2007                                        2,472,852
             Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB:
   1,015,000 Ser. A,
             7.00%, 8/15/2017                                         1,077,636
     375,000  Agnes Med. Ctr. Proj., (FHA),
              6.75%, 8/15/2001                                          381,097
              Chestnut Hill College:
   1,565,000 5.35%, 10/1/2007                                         1,514,607
   1,000,000 6.00%, 10/1/2029                                           934,360
              Children's Hosp. Proj.,
             Ser. A:
   1,470,000 5.20%, 2/15/2005                                         1,481,054
   3,035,000 6.00%, 2/15/2002                                         3,119,950
   1,500,000 6.25%, 2/15/2005                                         1,592,745
             Children's Seashore House:
     500,000 7.40%, 8/15/2000                                           515,420
     500,000 7.40%, 8/15/2001                                           515,420
     150,000 7.50%, 8/15/2002                                           154,752
   4,000,000 Ser. A,
             7.00%, 8/15/2022                                         4,244,680
              Community College,
             Ser. B, (MBIA):
   1,135,000 6.25%, 5/1/2005                                          1,219,478
   1,205,000 6.25%, 5/1/2006                                          1,299,520

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB -
               continued
              Jefferson Hlth. Sys., Ser. A:
 $ 3,395,000 5.125%, 5/15/2011                                      $  3,231,938
   3,555,000 5.125%, 5/15/2012                                         3,343,833
   5,895,000 5.25%, 5/15/2013                                          5,774,978
   1,250,000  Presbyterian Med. Ctr.,
              5.80%, 12/1/2001                                         1,292,550
             Philadelphia, PA IDA RB:
             Nat'l. Board of Med Examiners Proj.:
     830,000 6.15%, 5/1/2001                                             854,601
     580,000 6.25%, 5/1/2002                                             606,808
             Simpson House Proj.:
   1,000,000 5.25%, 8/15/2015                                            907,380
   2,200,000 5.375%, 8/15/2020                                         2,115,520
   1,900,000 Philadelphia, PA Reg'l Port Auth. RB,
              6.00%, 9/1/2007                                          1,982,289
   4,000,000 Philadelphia, PA Sch. Dist. GO, Ser. B, 5.50%,
              9/1/2025                                                 3,824,600
   4,000,000 Philadelphia, PA Wtr. & Wst. Wtr. RB, (MBIA),
              6.25%, 8/1/2012                                          4,352,800
     500,000 Philadelphia, PA IDA RB, Girard Estate Coal Mining
              Proj.,
              5.25%, 11/15/2009                                          505,855
   2,000,000 Philadelphia, PA Muni. Auth. RB, Justice Lease, Ser
              B,
              7.10%, 11/15/2011                                        2,155,480
   1,260,000 Pike Cnty., PA GO, (AMBAC),
              4.75%, 10/1/2011                                         1,199,646
   2,750,000 Pittsburgh & Allegheny Cnty., PA Pub. Auditorium RB,
              Reg'l. Asset Dist. Sales Tax, (AMBAC),
              5.25%, 2/1/2014                                          2,670,855
             Pittsburgh, PA GO:
   3,115,000 Ser. A, (AMBAC),
             5.50%, 9/1/2014                                           3,126,681
      25,000 Ser. D, (AMBAC),
             6.125%, 9/1/2017                                             26,653
             Pittsburgh, PA Wtr. & Swr. Sys. RB
             (FGIC):
   1,000,000 7.25%, 9/1/2014                                           1,145,310
             First Lien, Ser. A:
   2,845,000 5.40%, 9/1/2012                                           2,956,922
   2,715,000 5.50%, 9/1/2013                                           2,835,709
   1,000,000 Pleasant Valley, PA Sch. Dist. GO, (FGIC),
              5.60%, 11/15/2014                                        1,002,270
   2,000,000 Pocono Mtn., PA Sch. Dist. GO, Ser. AA, (AMBAC),
              6.10%, 10/1/2003                                         2,077,880
     195,000 Radnor Township, PA Sch. Auth. Sch. RB, Ser. C,
              9.875%, 9/15/2000                                          200,831
   3,800,000 Schuylkill Cnty., PA IDA RB, Variable Pine Grove
              Landfill, Inc.,
              5.10%, 4/1/2009                                          3,605,858

                                   EVERGREEN
                        PENNSYLVANIA MUNICIPAL BOND FUND
                       Schedule of Investments(continued)
                         September 30, 1999 (Unaudited)

  Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Schuylkill Valley, PA Sch. Dist. GO, (MBIA):
 $ 1,110,000 5.55%, 4/15/2007                                        $  1,151,270
   1,185,000 5.65%, 4/15/2008                                           1,232,898
     250,000 Scranton-Lackwanna, PA Hlth. & Welfare Auth. RB:
              Mercy Hlth. Sys. Proj., Ser. B, (MBIA)
              5.00%, 1/1/2006                                             252,070
             Univ. of Scranton Proj.:
   1,000,000 5.10%, 11/1/2010                                             992,030
     150,000 Ser. A,
             6.15%, 3/1/2003                                              155,903
     105,000 Seneca Valley, PA Sch. Dist. GO, (FGIC),
              5.85%, 2/15/2015                                            111,504
   2,000,000 Sharon, PA Reg'l. Hlth. Sys. Auth. RB, 5.00%,
              12/1/2018                                                 1,807,320
   3,450,000 Solanco, PA Sch. Dist. GO, 5.90%, 2/15/2009                3,637,714
  13,970,000 South Fork, PA Muni. Hosp. Auth. RB, Conemaugh Valley
              Memorial Hosp., Ser. B, (MBIA),
              5.375%, 7/1/2022                                         13,139,344
             Southeastern, PA Trans. Auth. Spl. RB:
             Ser. A:
   3,090,000 5.625%, 3/1/2007                                           3,259,518
   1,290,000 5.75%, 3/1/2008                                            1,368,406
     185,000 Prerefunded, Ser. A, (FGIC),
             5.625%, 3/1/2007                                             195,149
   2,405,000 Stroudsburg, PA Area Sch. Dist. GO, 5.65%,
              10/1/2009                                                 2,532,008
     500,000 Swarthmore Borough, PA College Auth. RB,
              6.85%, 9/15/2001                                            518,970
   3,055,000 Union Cnty., PA Higher Edl. Facs. RB, Bucknell Univ.,
              (MBIA),
              4.50%, 4/1/2018                                           2,585,874
             Unionville-Chadds Ford, PA Sch. Dist. GO:
   1,000,000 5.80%, 6/1/2013                                            1,045,020
   1,000,000 6.65%, 6/1/2004                                            1,034,340
   1,000,000 6.70%, 6/1/2005                                            1,034,970
             Univ. of Pittsburgh, PA RB:
      40,000 Ser. A, (MBIA),
             6.125%, 6/1/2021                                              40,649
             Ser. B, (MBIA):
   4,010,000 5.50%, 6/1/2009                                            4,131,984
       5,000 5.90%, 6/1/2003                                                5,249
   3,265,000 6.10%, 6/1/2005                                            3,458,954
   2,000,000 6.25%, 6/1/2008                                            2,125,358
   4,255,000 University, PA Area Joint Swr. Auth. RB, (MBIA),
              5.25%, 11/1/2014                                          4,162,794
     540,000 Upper Merion, PA Area Sch. Dist. GO, 5.00%,
              7/15/2012                                                   523,892
             Upper Merion, PA GO:
   2,595,000 5.55%, 8/15/2007                                           2,682,062
   2,910,000 6.90%, 9/1/2016                                            3,053,376

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Upper Merion, PA Muni. Util. Auth., Swr. RB:
 $ 1,000,000 6.00%, 8/15/2012                                      $  1,033,580
   2,325,000 6.00%, 8/15/2016                                         2,385,055
             Upper Moreland-Hatboro, PA Joint Swr. Auth. RB,
              (MBIA):
   1,025,000 6.25%, 10/15/2002                                        1,080,565
   1,000,000 6.35%, 10/15/2003                                        1,070,370
   2,065,000 Valley View, PA Sch. Dist. GO, Ser. A, (FGIC),
              5.375%, 11/15/2010                                      2,086,001
   1,000,000 Wallenpaupack, PA Area Sch. Dist. GO, Ser. B,
              (FGIC),
              6.00%, 9/1/2003                                         1,014,180
   1,300,000 Washington Cnty., PA Hosp. Auth. RB, Shadyside
              Hosp. Proj.,
              5.875%, 12/15/2004                                      1,383,915
             West Chester, PA Area Sch. Dist. GO:
   2,195,000 6.20%, 9/1/2012                                          2,287,717
   1,000,000 Ser. A,
             6.70%, 1/15/2011                                         1,030,950
             West Mifflin, PA Muni. Sanitation Swr. Auth. RB:
   1,000,000 (FGIC),
             5.70%, 8/1/2015                                          1,055,920
   2,500,000 Ser. A,
             5.80%, 8/1/2024                                          2,654,250
   6,240,000 West View, PA Muni. Auth. Wtr. RB, 5.15%,
              11/15/2017                                              5,840,578
   8,530,000 Westmoreland Cnty., PA IDA RB, Citizens General
              Hosp.,
              5.00%, 7/1/2008                                         8,016,835
   1,000,000 Wyoming Valley, PA Sanitation Swr. Auth. RB,
              7.00%, 11/15/2000                                       1,023,520
   1,000,000 York Cnty., PA GO, (FGIC),
              6.00%, 10/1/2004                                        1,033,990
   7,805,000 York Cnty., PA Hosp. Auth. RB,
              York Hosp., (AMBAC),
              5.25%, 7/1/2017                                         7,372,369
      75,000 York, PA City Sch. Dist. GO, (FGIC), 5.60%,
              3/1/2007                                                   76,649
                                                                   ------------
                                                                    837,009,667
                                                                   ------------
             Virginia - 1.7%
   1,000,000 Arlington Cnty., VA IDA MHRB, Woodbury Park Apts.,
              Ser. B, 6.50%, 7/1/2024                                   949,190
  14,000,000 Loudoun Cnty., VA IDA Residential Care Facs. RB,
              Falcons Landing Project, (LOC: Bank of Scotland),
              3.70%, 11/1/2028, VRDN (b)                             14,000,000
                                                                   ------------
                                                                     14,949,190
                                                                   ------------
             Puerto Rico - 2.8%
             Cmnwlth. of Puerto Rico GO: Linked BPO, Ser. D (c),
   3,950,000  (MBIA),
              7.00%, 7/1/2010                                         4,538,155
             Pub. Impt.:
   6,500,000 5.00%, 7/1/2028                                          5,765,715

                                   EVERGREEN
                        PENNSYLVANIA MUNICIPAL BOND FUND
                       Schedule of Investments(continued)
                         September 30, 1999 (Unaudited)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Puerto Rico - continued
             Cmnwlth. of Puerto Rico, Hwy. & Trans. Auth. RB:
 $ 4,200,000 Ser. A,
             5.50%, 7/1/2009                                       $  4,404,330
   1,000,000 Ser. W, (MBIA),
             5.50%, 7/1/2013                                          1,025,880
             Ser. Y, (FSA):
     100,000 5.25%, 7/1/2015                                             98,602
   2,500,000 5.50%, 7/1/2036                                          2,386,800
   3,250,000 Cmnwlth. of Puerto Rico, Indl., Tourist, Edl., Med
              & Env. Control Facs. RB, Hospital Auxilio Mutuo
              Oblig., Group A, (MBIA),
              6.25%, 7/1/2024                                         3,437,233
   1,000,000 Cmnwlth. of Puerto Rico, Muni. Fin. Agy. RB, Ser
              A, (FSA),
              6.00%, 7/1/2011                                         1,088,500
   1,800,000 Cmnwlth. of Puerto Rico, Pub. Bldgs. Auth. RB, Gtd
              Pub. Ed. & Hlth. Facs., Ser. M,
              5.70%, 7/1/2009                                         1,879,686
   1,000,000 Univ. of Puerto Rico, Univ. RB,
              Ser. N, (MBIA),
              6.25%, 6/1/2007                                         1,100,070
                                                                   ------------
                                                                     25,724,971
                                                                   ------------

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             U.S. Virgin Islands - 0.5%
 $ 5,000,000 Virgin Islands, Pub. Fin. Auth. RB,
              Sr. Lien, Ser. A,
              5.50%, 10/1/2018                                      $  4,739,750
                                                                    ------------
             Total Municipal Obligations
              (cost $884,527,517)                                    883,414,768
                                                                    ------------

   Shares                                                             Value

 MUTUAL FUND SHARES - 1.8%
  15,249,557 Federated Tax Free Obligations Fund                     15,249,557
     748,459 Pennsylvania Municipal Cash Trust, Institutional
              Service Shares                                            748,459
                                                                   ------------
             Total Mutual Fund Shares
              (cost $15,998,016)                                     15,998,016
                                                                   ------------

             Total Investments -
              (cost $900,525,527)                             99.0%  899,412,784
             Other Assets and Liabilities - net                1.0     9,481,951
                                                             -----  ------------
             Net Assets -                                    100.0% $908,894,735
                                                             =====  ============

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(b) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued in-terest upon surrendering the security to the issuing agent.
(c) At the discretion of the portfolio manager, these securities may be sepa-rated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative secu-rities.

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
BPO   Bond Payment Obligation
FGIC  Insured by Financial Guaranty Insurance Company
FHA   Insured by Federal Housing Authority
FNMA  Insured by Federal National Mortgage Association
FSA   Insured by Financial Security Assurance, Inc.
GNMA  Insured by Government National Mortgage Association
GO    General Obligation
HFA   Housing Finance Authority
IDA   Industrial Development Authority
LOC   Letter of Credit
MBIA  Insured by Municipal Bond Investors Assurance Corporation
MHRB  Multifamily Housing Revenue Bond
PCRB  Pollution Control Revenue Bond
RB    Revenue Bond
SFHRB Single Family Housing Revenue Bond

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           State Municipal Bond Funds
                      Statements of Assets and Liabilities
                         September 30, 1999 (Unaudited)

                                       Connecticut   New Jersey   Pennsylvania
                                          Fund          Fund          Fund
-------------------------------------------------------------------------------
 Assets
 Identified cost of securities         $74,745,814  $225,255,923  $900,525,527
 Net unrealized gains or losses on
  securities                              (970,548)   (1,031,314)   (1,112,743)
-------------------------------------------------------------------------------
 Market value of securities             73,775,266   224,224,609   899,412,784
 Receivable for Fund shares sold                 0         4,000        68,726
 Interest receivable                     1,033,981     3,233,118    14,269,579
 Prepaid expenses and other assets           4,549         4,436        64,350
-------------------------------------------------------------------------------
  Total assets                          74,813,796   227,466,163   913,815,439
-------------------------------------------------------------------------------
 Liabilities
 Distributions payable                     266,146       857,973     3,785,177
 Payable for securities purchased                0     1,548,812             0
 Payable for Fund shares redeemed                0             0       615,420
 Advisory fee payable                       36,950        57,982       293,699
 Distribution Plan expenses
  payable                                      329             0        20,606
 Due to other related parties                3,157         4,230             0
 Accrued expenses and other
  liabilities                               23,682        51,495       205,802
-------------------------------------------------------------------------------
  Total liabilities                        330,264     2,520,492     4,920,704
-------------------------------------------------------------------------------
 Net assets                            $74,483,532  $224,945,671  $908,894,735
-------------------------------------------------------------------------------
 Net assets represented by
 Paid-in capital                       $75,790,055  $226,505,436  $911,958,508
 Overdistributed net investment
  income                                   (20,568)      (35,243)     (117,335)
 Accumulated net realized gains or
  losses on securities                    (315,407)     (493,208)   (1,833,695)
 Net unrealized gains or losses on
  securities                              (970,548)   (1,031,314)   (1,112,743)
-------------------------------------------------------------------------------
 Total net assets                      $74,483,532  $224,945,671  $908,894,735
-------------------------------------------------------------------------------
 Net assets consists of
 Class A                               $   816,391  $ 29,965,410  $ 33,022,944
 Class B                                 1,507,204    20,852,040    36,369,350
 Class C                                         0             0     6,631,802
 Class Y                                72,159,937   174,128,221   832,870,639
-------------------------------------------------------------------------------
 Total net assets                      $74,483,532  $224,945,671  $908,894,735
-------------------------------------------------------------------------------
 Shares outstanding
 Class A                                   134,432     2,816,120     2,978,308
 Class B                                   248,185     1,959,654     3,316,298
 Class C                                        --            --       603,015
 Class Y                                11,882,274    16,364,356    75,122,208
-------------------------------------------------------------------------------
 Net asset value per share
 Class A                               $      6.07  $      10.64  $      11.09
-------------------------------------------------------------------------------
 Class A--Offering price (based on
  sales charge of 4.75%)               $      6.37  $      11.17  $      11.64
-------------------------------------------------------------------------------
 Class B                               $      6.07  $      10.64  $      10.97
-------------------------------------------------------------------------------
 Class C                                        --            --  $      11.00
-------------------------------------------------------------------------------
 Class Y                               $      6.07  $      10.64  $      11.09
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           State Municipal Bond Funds
                            Statements of Operations
                Six Months Ended September 30, 1999 (Unaudited)

                                        Connecticut  New Jersey   Pennsylvania
                                           Fund         Fund          Fund
-------------------------------------------------------------------------------
 Investment income
 Interest                               $ 1,850,134  $ 5,199,177  $ 16,437,771
-------------------------------------------------------------------------------
 Expenses
 Advisory fee                               224,338      506,045     1,087,624
 Distribution Plan expenses                   7,969      145,829       259,980
 Administrative services fees                 8,995       24,208        46,700
 Transfer agent fee                             714       20,505        40,049
 Trustees' fees and expenses                    747        2,022         5,923
 Printing and postage expenses                6,159       17,974        75,574
 Custodian fee                                8,170       33,558       104,310
 Registration and filing fees                 5,106       10,154        53,014
 Professional fees                           12,282       13,737        15,912
 Other                                       12,171       21,693        86,452
-------------------------------------------------------------------------------
  Total expenses                            286,651      795,725     1,775,538
  Less:Fee credits                           (1,453)      (4,594)      (11,074)
    Fee waivers and expense
     reimbursements                         (52,891)    (221,972)            0
-------------------------------------------------------------------------------
  Net expenses                              232,307      569,159     1,764,464
-------------------------------------------------------------------------------
 Net investment income                    1,617,827    4,630,018    14,673,307
-------------------------------------------------------------------------------
 Net realized and unrealized gains or
  losses on securities
 Net realized gains or losses on
  securities                               (527,818)  (1,004,794)   (2,380,061)
 Net change in unrealized gains or
  losses on securities                   (3,129,767)  (8,198,854)  (21,568,241)
-------------------------------------------------------------------------------
 Net realized and unrealized gains or
  losses on securities                   (3,657,585)  (9,203,648)  (23,948,302)
-------------------------------------------------------------------------------
 Net decrease in net assets resulting
  from operations                       $(2,039,758) $(4,573,630) $ (9,274,995)
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           State Municipal Bond Funds
                      Statements of Changes in Net Assets
                Six Months Ended September 30, 1999 (Unaudited)

                                       Connecticut   New Jersey   Pennsylvania
                                          Fund          Fund          Fund
-------------------------------------------------------------------------------
 Operations
 Net investment income                 $ 1,617,827  $  4,630,018  $ 14,673,307
 Net realized gains or losses on
  securities                              (527,818)   (1,004,794)   (2,380,061)
 Net change in unrealized gains or
  losses on securities                  (3,129,767)   (8,198,854)  (21,568,241)
-------------------------------------------------------------------------------
  Net decrease in net assets
   resulting from operations            (2,039,758)   (4,573,630)   (9,274,995)
-------------------------------------------------------------------------------
 Distributions to shareholders from
 Net investment income
  Class A                                  (14,052)     (731,774)     (701,007)
  Class B                                  (23,976)     (396,024)     (738,924)
  Class C                                        0             0      (134,849)
  Class Y                               (1,598,757)   (3,541,098)  (13,106,349)
-------------------------------------------------------------------------------
  Total distributions to
   shareholders                         (1,636,785)   (4,668,896)  (14,681,129)
-------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold               8,545,327    24,485,687    63,892,622
 Net asset value of shares issued in
  reinvestment of distributions             25,922       719,726       874,220
 Payment for shares redeemed            (6,050,248)  (16,207,196)  (54,522,143)
 Net asset value of shares issued in
  acquisitions                                   0    47,915,180   667,273,557
-------------------------------------------------------------------------------
  Net increase in net assets
   resulting from capital share
   transactions                          2,521,001    56,913,397   677,518,256
-------------------------------------------------------------------------------
   Total increase (decrease) in net
    assets                              (1,155,542)   47,670,871   653,562,132
 Net assets
 Beginning of period                    75,639,074   177,274,800   255,332,603
-------------------------------------------------------------------------------
 End of period                         $74,483,532  $224,945,671  $908,894,735
-------------------------------------------------------------------------------
 Overdistributed net investment
  income                               $   (20,568) $    (35,243) $   (117,335)
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           State Municipal Bond Funds
                      Statements of Changes in Net Assets
                           Year Ended March 31, 1999

                                        Connecticut   New Jersey   Pennsylvania
                                           Fund          Fund          Fund
--------------------------------------------------------------------------------
 Operations
 Net investment income                  $ 3,068,565  $  7,400,681  $ 10,561,862
 Net realized gains on securities and
  foreign currency related
  transactions                              446,743     1,059,203     2,213,443
 Net change in unrealized gains or
  losses on securities                      211,471       500,469      (103,155)
--------------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations              3,726,779     8,960,353    12,672,150
--------------------------------------------------------------------------------
 Distributions to shareholders from
 Net investment income
  Class A                                   (14,533)   (1,503,706)   (1,183,965)
  Class B                                   (20,474)     (599,178)   (1,343,223)
  Class C                                         0             0      (232,806)
  Class Y                                (3,035,168)   (5,302,623)   (7,805,137)
 Net realized gains
  Class A                                    (3,518)     (186,362)     (354,194)
  Class B                                    (7,346)      (96,217)     (459,774)
  Class C                                         0             0       (79,621)
  Class Y                                  (648,594)     (645,270)   (2,122,788)
--------------------------------------------------------------------------------
  Total distributions to
   shareholders                          (3,729,633)   (8,333,356)  (13,581,508)
--------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold               16,967,545    43,862,993    51,920,065
 Net asset value of shares issued in
  reinvestment of distributions             672,410     2,333,384     4,457,478
 Payment for shares redeemed            (10,150,268)  (22,427,518)  (40,292,580)
 Net asset value of shares issued in
  acquisitions                                    0     2,289,213    19,628,667
--------------------------------------------------------------------------------
  Net increase in net assets
   resulting from capital share
   transactions                           7,489,687    26,058,072    35,713,630
--------------------------------------------------------------------------------
   Total increase in net assets           7,486,833    26,685,069    34,804,272
 Net assets
 Beginning of period                     68,152,241   150,589,731   220,528,331
--------------------------------------------------------------------------------
 End of period                          $75,639,074  $177,274,800  $255,332,603
--------------------------------------------------------------------------------
 Undistributed (overdistributed) net
  investment income                     $    (1,610) $      3,635  $   (109,513)
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements(Unaudited)
1. ORGANIZATION

The Evergreen State Municipal Bond Funds consist of Evergreen Connecticut Mu-nicipal Bond Fund ("Connecticut Fund"), Evergreen New Jersey Municipal Bond Fund ("New Jersey Fund"), and Evergreen Pennsylvania Municipal Bond Fund ("Pennsylvania Fund"), (collectively, the "Funds"). Each Fund is a non-diversi-fied series of Evergreen Municipal Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management in-vestment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with simi-lar characteristics. Otherwise, securities for which valuations are not avail-able from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures estab-lished by the Board of Trustees.

Mutual Fund shares are valued at the net asset value of each fund.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. When-issued and Delayed Delivery Transactions
The Funds record when-issued or delayed delivery transactions on the trade date and will segregate with the custodian qualifying assets having a value suffi-cient to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market dis-count on securities.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank ("FUNB") a subsidiary of First Union serves as the investment advisor to the Connecticut Fund and New Jersey Fund and is paid a management fee that is computed daily and paid monthly. The Connecticut Fund pays FUNB an annual fee for its services equal to 0.60% of the average daily net assets of the Fund. The New Jersey Fund pays FUNB a fee for its services which is computed by applying percentage rates, which start at 0.50% and de-cline to 0.35% per annum as net assets increase, to the average daily net as-sets of the Fund.

Evergreen Investment Management Company ("EIMC"), a subsidiary of First Union, is the investment advisor for the Pennsylvania Fund. In return for providing investment management and administrative services, the Fund pays EIMC a manage-ment fee that is calculated daily and paid monthly. The management fee is com-puted by applying percentage rates starting at 0.55% and declining to 0.25% per annum as net assets increase, to the average daily net assets of the Fund.

For the six months ended September 30, 1999, the amount of investment advisory fees waived by each investment advisor and the impact on each Fund's expense ratio represented as a percentage of its average net assets were as follows:

                                                             % of Average
                                                      Fees      Daily
                                                     Waived   Net Assets
                                                ----------------------
         Connecticut Fund.......................... $ 52,891    0.14%
         New Jersey Fund...........................  196,664    0.19%

Evergreen Investment Services ("EIS"), a subsidiary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-admin-istrator to the Funds. As administrator, EIS provides the Funds with facili-ties, equipment and personnel. As sub-administrator to the Funds, BISYS pro-vides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

For the Connecticut Fund and New Jersey Fund, the administrator and sub-admin-istrator for each Fund is entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its in-vestment advisory subsidiaries are also the investment advisors. The adminis-tration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net assets of each Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets of each Fund.

For the six months ended September 30, 1999, the Connecticut Fund and New Jer-sey Fund paid or accrued the following amounts for administrative and sub-ad-ministrative services:

                                        Administration Sub-administration
                                             Fee              Fee
                                           ------------------------------
         Connecticut Fund..............    $ 7,138           $1,857
         New Jersey Fund...............     19,120            5,088

For the six months ended September 30, 1999, the Pennsylvania Fund reimbursed EIMC $46,700 for certain administration and accounting expenses.

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribu-tion Plans, Class A incurs distributions fees equal to 0.25% of the average daily net asset of the class, all of which is used to pay for shareholder serv-ice fees. Class B and Class C incur distribution fees equal to 1.00% of the av-erage daily net assets of each class. Of this amount, 0.25% of the distribution fees incurred is used to pay for shareholder service fees and 0.75% is used to pay for distribution-related costs. Distribution Plan expenses are calculated daily and paid at least quarterly.

During the six months ended September 30, 1999, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B, and Class C Distribution Plans were as follows:

                                                               % of Class A
                                                   Fees Waived   Average
                          Class A Class B  Class C   Class A    Net Assets
                            -----------------------------------------------
         Connecticut
          Fund........... $   844 $  7,125      --        --         --
         New Jersey
          Fund...........  39,543  106,286      --   $25,308       0.16%
         Pennsylvania
          Fund...........  37,366  188,281 $34,333        --         --

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

Effective on the close of business on July 27, 1998, the New Jersey Fund ac-quired substantially all the assets and assumed certain liabilities of CoreFund New Jersey Municipal Bond Fund in an exchange for Class A and Class Y shares of New Jersey Fund. Also, the Pennsylvania Fund acquired substantially all the as-sets and assumed certain liabilities of CoreFund Pennsylvania Municipal Bond Fund in an exchange for Class A and Class Y shares of Pennsylvania Fund.

On June 25, 1999, as a result of the conversion of common trust funds managed by FUNB, the New Jersey Fund and Pennsylvania Fund each acquired substantially all of the net assets of comparable common trusts in exchange for Class Y shares of the respective Funds.

These conversions and acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund immediately after the acquisition were as follows:

                                                                Value of Net     Number of    Unrealized      Net Assets
Acquiring Fund                     Acquired Fund               Assets Acquired Shares Issued Appreciation  After Acquisition
----------------------------------------------------------------------------------------------------------------------------
New Jersey Fund      CoreFund New Jersey Municipal Bond Fund    $  2,289,213       205,813   $    104,332    $160,691,863
                     Common Trust Fund                            47,915,180     4,436,670     (1,033,417)    223,996,388
Pennsylvania Fund    CoreFund Pennsylvania Municipal Bond Fund    19,628,667     1,676,246        443,113     242,223,339
                     Common Trust Fund                           667,273,557    59,201,637    (12,011,107)    922,757,172

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:


Connecticut Fund

                                 Six Months Ended           Year Ended
                                September 30, 1999        March 31, 1999
                               ---------------------  -----------------------
                                Shares      Amount      Shares      Amount
------------------------------------------------------------------------------
Class A
Shares sold                       77,597  $  481,991     134,138  $   866,051
Shares issued in reinvestment
 of distributions                    874       5,437       1,796       11,544
Shares redeemed                  (33,338)   (206,754)    (69,560)    (447,872)
------------------------------------------------------------------------------
Net increase                      45,133  $  280,674      66,374  $   429,723
------------------------------------------------------------------------------
Class B
Shares sold                       89,119  $  558,279     130,130  $   839,983
Shares issued in reinvestment
 of distributions                  2,009      12,480       2,852       18,307
Shares redeemed                  (27,858)   (172,897)          0            0
------------------------------------------------------------------------------
Net increase                      63,270  $  397,862     132,982  $   858,290
------------------------------------------------------------------------------
Class Y
Shares sold                    1,207,655  $7,505,057   2,378,864  $15,261,511
Shares issued in reinvestment
 of distributions                  1,296       8,005     100,241      642,559
Shares redeemed                 (910,075) (5,670,597) (1,511,719)  (9,702,396)
------------------------------------------------------------------------------
Net increase                     298,876  $1,842,465     967,386  $ 6,201,674
------------------------------------------------------------------------------


New Jersey Fund

                                 Six Months Ended            Year Ended
                                September 30, 1999         March 31, 1999
                               ----------------------  ------------------------
                                Shares      Amount       Shares       Amount
--------------------------------------------------------------------------------
 Class A
 Shares sold                     228,977  $ 2,494,963     471,657  $  5,285,409
 Shares issued in
  reinvestment of
  distributions                   34,711      378,892      93,355     1,046,688
 Shares redeemed                (462,506)  (5,054,791)   (469,865)   (5,263,660)
 Shares issued in acquisition
  of
 CoreFund New Jersey
  Municipal Bond Fund                  0            0      74,925       833,392
--------------------------------------------------------------------------------
 Net increase (decrease)        (198,818) $(2,180,936)    170,072  $  1,901,829
--------------------------------------------------------------------------------
 Class B
 Shares sold                     336,450  $ 3,688,174     708,495  $  7,932,617
 Shares issued in
  reinvestment of
  distributions                   22,369      244,042      46,484       521,268
 Shares redeemed                (208,548)  (2,254,174)   (173,473)   (1,935,932)
--------------------------------------------------------------------------------
 Net increase                    150,271  $ 1,678,042     581,506  $  6,517,953
--------------------------------------------------------------------------------
 Class Y
 Shares sold                   1,679,746  $18,302,550   2,736,002  $ 30,644,967
 Shares reinvestment of
  distributions                    8,873       96,792      68,267       765,428
 Shares redeemed                (816,467)  (8,898,231) (1,358,173)  (15,227,926)
 Shares issued in acquisition
  of:
 Common Trust Fund             4,436,670   47,915,180           0             0
 CoreFund New Jersey
  Municipal Bond Fund                  0            0     130,888     1,455,821
--------------------------------------------------------------------------------
 Net increase                  5,308,822  $57,416,291   1,576,984  $ 17,638,290
--------------------------------------------------------------------------------

Pennsylvania Fund

                                Six Months Ended             Year Ended
                               September 30, 1999          March 31, 1999
                             ------------------------  ------------------------
                               Shares       Amount       Shares       Amount
--------------------------------------------------------------------------------
 Class A
 Shares sold                    946,029  $ 10,728,270     422,289  $  4,962,719
 Shares issued in
  reinvestment of
  distributions                  27,480       312,107      73,831       866,664
 Shares redeemed               (451,539)   (5,104,864)   (617,772)   (7,248,653)
 Shares issued in
  acquisition of CoreFund
  Pennsylvania Municipal
  Bond Fund                           0             0     517,010     6,054,216
--------------------------------------------------------------------------------
 Net increase                 $  21,970  $  5,935,513     395,358  $  4,634,946
--------------------------------------------------------------------------------
 Class B
 Shares sold                    427,446  $  4,834,783     599,763  $  6,993,005
 Shares issued in
  reinvestment of
  distributions                  34,252       385,033      94,274     1,092,986
 Shares redeemed               (427,992)   (4,810,650)   (617,387)   (7,159,590)
--------------------------------------------------------------------------------
 Net increase                    33,706  $    409,166      76,650  $    926,401
--------------------------------------------------------------------------------
 Class C
 Shares sold                     42,800  $    488,641      82,623  $    962,589
 Shares issued in
  reinvestment of
  distributions                   7,242        81,658      18,631       216,583
 Shares redeemed                (48,179)     (542,953)    (53,731)     (622,506)
--------------------------------------------------------------------------------
 Net increase                     1,863  $     27,346      47,523  $    556,666
--------------------------------------------------------------------------------
 Class Y
 Shares sold                  4,233,457  $ 47,840,928   3,324,052  $ 39,001,752
 Shares issued in
  reinvestment of
  distributions                   8,388        95,422     195,060     2,281,245
 Shares redeemed             (3,920,531)  (44,063,676) (2,151,154)  (25,261,831)
 Shares issued in
  acquisition of:
 Common Trust Fund           59,201,637   667,273,557           0             0
 CoreFund Pennsylvania
  Municipal Bond Fund                 0             0   1,159,236    13,574,451
--------------------------------------------------------------------------------
 Net increase                59,522,951  $671,146,231   2,527,194  $ 29,595,617
--------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended September 30, 1999:

                                    Cost of Purchases Proceeds from Sales
                                         --------------------------------
         Connecticut Fund              $26,412,837        $28,192,899
         New Jersey Fund                41,836,240         34,378,632
         Pennsylvania Fund              43,353,935         63,997,064

As of March 31, 1999, the Funds had no capital loss carryforwards for federal income tax purposes

8. EXPENSE OFFSET ARRANGEMENTS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average net assets were as follows:

                                           Total Fee       % of Average
                                        Credits Received Daily Net Assets
                                           ------------------------------
         Connecticut Fund                   $ 1,453           0.00%
         New Jersey Fund                      4,594           0.01%
         Pennsylvania Fund                   11,074           0.00%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENTS

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a fi-nancing agreement dated December 22, 1997, as amended on November 20, 1998. Un-der this agreement, the Banks provided an unsecured credit facility in the ag-gregate amount of $400 million ($275 million committed and $125 million uncom-mitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be in-curred on the unused portion of the committed facility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capi-tal Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administra-tive agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

This agreement was amended and renewed on December 22, 1998. The amended fi-nancing agreement became effective on December 22, 1998 among all of the Ever-green Funds, State Street and The Bank of New York ("BONY"). Under this agree-ment, State Street and BONY provide an unsecured credit facility in the aggre-gate amount of $150 million ($125 million committed and $25 million uncommit-ted). The remaining terms and conditions of the agreement were unaffected. This agreement was terminated on July 27, 1999.

On July 27, 1999, all of the Evergreen Funds and a group of banks (the "Lend-ers") entered into credit agreement. Under this agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 bil-lion. The credit facility is allocated, under the terms of the financing agree-ment, among the Lenders. The credit facility is accessed by the Funds for tem-porary or emergency purposes to fund the redemption of their shares or as gen-eral working capital as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.75% per annum above the Fed-eral Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused por-tion of the revolving credit commitment. The commitment fee is allocated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the funds, and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

During the six months ended September 30, 1999, the Funds had no borrowings un-der these agreements.

11. CONCENTRATION OF CREDIT RISK

Each Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Municipal Income Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund
Quality Income Fund
Short-Duration Income Fund
High Income Fund

Balanced
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund
Capital Balanced Fund
Capital Income and Growth Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund
Select Equity Index Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Growth Fund
Capital Growth Fund
Select Special Equity Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com


28568                                                               541050 11/99

[LOGO OF EVERGREEN FUNDS/SM/]                                     -------------
                                   SINCE 1932                       BULK RATE
                                                                  U.S. POSTAGE
200 Berkeley Street                                                   PAID
Boston, MA 02116                                                  PERMIT NO. 19
                                                                   HUDSON, MA
                                                                  -------------